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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-02729
Short-Term Investments Trust
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 2500 Houston, Texas	77046
(Address of principal executive offices)	(Zip code)
Karen Dunn Kelley 11 Greenway Plaza, Suite 2500 Houston, Texas 77046
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 8/31
Date of reporting period: 11/30/11

Item 1. Schedule of Investments.

Liquid Assets Portfolio
STIC Prime Portfolio
Treasury Portfolio
Government & Agency Portfolio
Government TaxAdvantage Portfolio
Tax-Free Cash Reserve Portfolio
Quarterly Schedule of Portfolio Holdings
November 30, 2011

invesco.com/us	CM-STIT-QTR-1 11/11	Invesco Advisers, Inc.

Schedule of Investments
November 30, 2011
(Unaudited)
Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper—50.09%(a)

Asset-Backed Securities — Commercial Loans/Leases—4.47%

Atlantis One Funding Corp. (b)(c)	0.26%	12/01/11	$150,000	$150,000,000

Atlantis One Funding Corp. (b)(c)	0.26%	12/07/11	150,000	149,993,500

Atlantis One Funding Corp. (b)(c)	0.31%	12/02/11	175,000	174,998,493

Atlantis One Funding Corp. (b)(c)	0.38%	01/05/12	200,000	199,926,111

Atlantis One Funding Corp. (b)(c)	0.40%	02/06/12	55,000	54,959,056

Atlantis One Funding Corp. (b)(c)	0.54%	04/09/12	75,000	74,853,750

				804,730,910

Asset-Backed Securities — Consumer Receivables—5.96%

Amsterdam Funding Corp. (c)	0.30%	12/07/11	65,000	64,996,750

Amsterdam Funding Corp. (c)	0.31%	12/06/11	92,650	92,646,011

Barton Capital LLC (c)	0.70%	12/01/11	100,000	100,000,000

Bryant Park Funding LLC (c)	0.17%	12/20/11	70,000	69,993,720

Old Line Funding, LLC (c)	0.22%	12/06/11	100,000	99,996,944

Old Line Funding, LLC (c)	0.22%	02/14/12	60,042	60,014,481

Salisbury Receivables Co. LLC (c)	0.33%	01/09/12	75,000	74,973,188

Sheffield Receivables Corp. (c)	0.32%	01/03/12	50,000	49,985,333

Sheffield Receivables Corp. (c)	0.32%	01/04/12	50,000	49,984,889

Sheffield Receivables Corp. (c)	0.33%	01/09/12	75,000	74,973,188

Sheffield Receivables Corp. (c)	0.34%	01/18/12	75,000	74,966,000

Thames Asset Global Securitization No. 1, Inc. (b)(c)	0.25%	12/07/11	85,000	84,996,458

Thunder Bay Funding, LLC (c)	0.25%	12/28/11	100,148	100,129,222

Windmill Funding Corp. (c)	0.32%	12/05/11	75,000	74,997,333

				1,072,653,517

Asset-Backed Securities — Fully Supported—1.95%

Kells Funding LLC (CEP-Federal Republic of Germany) (b)(c)	0.37%	12/08/11	150,000	149,989,208

Kells Funding LLC (CEP-Federal Republic of Germany) (b)(c)(d)	0.43%	01/09/12	200,000	200,000,000

				349,989,208

Asset-Backed Securities — Fully Supported Bank—5.88%

Concord Minutemen Capital Co., LLC — Series A, (CEP-Guggenheim Treasury Services LLC) (b)(c)	0.30%	12/02/11	100,000	79,999,333

Concord Minutemen Capital Co., LLC — Series A, (CEP-Guggenheim Treasury Services LLC) (b)(c)	0.30%	12/06/11	100,000	99,995,833

Concord Minutemen Capital Co., LLC — Series A, (CEP-Guggenheim Treasury Services LLC) (b)(c)	0.30%	12/08/11	80,000	79,995,333

Gotham Funding Corp. (CEP-Bank of Tokyo Mitsubishi UFJ, Ltd. (The)) (b)(c)	0.25%	12/01/11	100,000	100,000,000

Govco LLC (CEP-Citibank, N.A.) (c)	0.15%	12/12/11	75,000	74,996,563

Liberty Street Funding LLC (CEP-Bank of Nova Scotia) (b)(c)	0.20%	01/09/12	48,500	48,489,492

Manhattan Asset Funding Co. LLC (CEP-Sumitomo Mitsui Banking Corp.) (b)(c)	0.29%	12/02/11	55,000	54,999,557

Manhattan Asset Funding Co. LLC (CEP-Sumitomo Mitsui Banking Corp.) (b)(c)	0.34%	01/04/12	60,000	59,980,733

Surrey Funding Corp. (CEP-Barclays Bank PLC) (b)(c)	0.26%	12/01/11	94,100	94,100,000

Victory Receivables Corp. (CEP-Bank of Tokyo Mitsubishi UFJ, Ltd. (The)) (b)(c)	0.35%	01/03/12	135,000	134,956,688

Victory Receivables Corp. (CEP-Bank of Tokyo Mitsubishi UFJ, Ltd. (The)) (b)(c)	0.35%	01/06/12	80,000	79,972,000

Victory Receivables Corp. (CEP-Bank of Tokyo Mitsubishi UFJ, Ltd. (The)) (b)(c)	0.37%	01/18/12	59,915	59,885,442

Victory Receivables Corp. (CEP-Bank of Tokyo Mitsubishi UFJ, Ltd. (The)) (b)(c)	0.40%	01/13/12	90,098	90,054,953

				1,057,425,927

See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Asset-Backed Securities — Multi-Purpose—10.49%

Atlantic Asset Securitization LLC (c)	0.70%	12/01/11	$250,000	$250,000,000

Chariot Funding, LLC/Ltd. (c)	0.22%	12/05/11	100,000	99,997,556

Chariot Funding, LLC/Ltd. (c)	0.22%	01/04/12	130,000	129,972,989

Chariot Funding, LLC/Ltd. (c)	0.22%	01/10/12	50,000	49,987,778

Chariot Funding, LLC/Ltd. (c)	0.22%	02/08/12	50,000	49,978,917

CHARTA, LLC	0.15%	12/13/11	75,000	74,996,250

CIESCO, LLC	0.15%	12/13/11	70,000	69,996,500

CRC Funding LLC (c)	0.15%	12/12/11	45,000	44,997,937

Gemini Securitization Corp., LLC (c)	0.29%	12/06/11	50,000	49,997,986

Gemini Securitization Corp., LLC (c)	0.30%	12/08/11	125,000	124,992,708

Gemini Securitization Corp., LLC (c)	0.32%	12/20/11	50,000	49,991,556

Gemini Securitization Corp., LLC (c)	0.33%	12/16/11	80,000	79,989,000

Jupiter Securitization Corp. (c)	0.21%	12/14/11	25,000	24,998,104

Jupiter Securitization Corp. (c)	0.21%	12/28/11	100,000	99,984,250

Jupiter Securitization Corp. (c)	0.22%	02/07/12	75,000	74,968,833

Jupiter Securitization Corp. (c)	0.23%	02/03/12	100,000	99,959,111

Mont Blanc Capital Corp. (b)(c)	0.25%	12/14/11	100,000	99,990,972

Nieuw Amsterdam Receivables Corp. (b)(c)	0.30%	12/05/11	60,000	59,998,000

Nieuw Amsterdam Receivables Corp. (b)(c)	0.31%	01/04/12	100,000	99,970,722

Nieuw Amsterdam Receivables Corp. (b)(c)	0.37%	01/05/12	60,000	59,978,417

Regency Markets No. 1, LLC (b)(c)	0.24%	12/14/11	75,000	74,993,500

Regency Markets No. 1, LLC (b)(c)	0.24%	12/19/11	53,750	53,743,550

Regency Markets No. 1, LLC (b)(c)	0.38%	01/12/12	64,025	63,996,616

				1,887,481,252

Asset-Backed Securities — Securities—4.04%

Cancara Asset Securitisation Ltd./LLC (b)(c)	0.27%	12/09/11	125,000	124,992,500

Cancara Asset Securitisation Ltd./LLC (b)(c)	0.27%	12/16/11	52,000	51,994,150

Cancara Asset Securitisation Ltd./LLC (b)(c)	0.29%	12/16/11	240,000	239,971,000

Newport Funding Corp. (c)	0.37%	12/20/11	100,000	99,980,472

Solitaire Funding Ltd./LLC (b)(c)	0.30%	12/06/11	60,000	59,997,500

Solitaire Funding Ltd./LLC (b)(c)	0.38%	01/13/12	150,000	149,931,917

				726,867,539

Asset-Backed Securities — Trade Receivables—0.66%

Market Street Funding LLC (c)	0.25%	02/08/12	55,000	54,973,646

Market Street Funding LLC (c)	0.25%	03/01/12	63,000	62,960,187

				117,933,833

Diversified Banks—0.86%

BNZ International Funding Ltd. (b)(c)	0.34%	02/16/12	100,000	99,927,278

Sumitomo Mitsui Banking Corp. (b)(c)	0.30%	01/20/12	55,000	54,977,083

				154,904,361

Diversified Capital Markets—0.56%

Deutsche Bank Financial LLC (b)	0.30%	12/01/11	100,000	100,000,000

Diversified Metals & Mining—1.09%

BHP Billiton Finance USA Ltd. (b)(c)	0.13%	12/07/11	96,500	96,497,909

BHP Billiton Finance USA Ltd. (b)(c)	0.20%	02/22/12	100,000	99,953,889

				196,451,798

Household Products—0.83%

Reckitt Benckiser Treasury Services PLC (b)(c)	0.60%	05/02/12	99,500	99,246,275

Reckitt Benckiser Treasury Services PLC (b)(c)	0.63%	05/11/12	50,000	49,858,250

				149,104,525

See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Life & Health Insurance—2.18%

Metlife Short Term Funding LLC (c)	0.16%	12/22/11	$50,000	$49,995,333

Metlife Short Term Funding LLC (c)	0.18%	12/02/11	20,500	20,499,897

Metlife Short Term Funding LLC (c)	0.18%	12/06/11	54,457	54,455,639

Metlife Short Term Funding LLC (c)	0.18%	12/08/11	78,000	77,997,270

Metlife Short Term Funding LLC (c)	0.18%	01/11/12	140,000	139,971,300

Metlife Short Term Funding LLC (c)	0.19%	12/01/11	50,000	50,000,000

				392,919,439

Other Diversified Financial Services—0.56%

Credit Suisse (USA), Inc. (b)	0.29%	12/05/11	100,000	99,996,778

Regional Banks—10.56%

ANZ National (Int’l) Ltd. (b)(c)	0.25%	01/17/12	100,000	99,967,361

Banque et Caisse d’Epargne de I’Etat (b)	0.54%	01/06/12	75,000	74,959,500

Banque et Caisse d’Epargne de l’Etat (b)	0.26%	12/15/11	90,000	89,990,900

Banque et Caisse d’Epargne de l’Etat (b)	0.28%	12/29/11	200,000	199,956,444

Commonwealth Bank of Australia (b)(c)	0.23%	12/12/11	132,000	131,990,925

Commonwealth Bank of Australia (b)	0.26%	12/16/11	125,000	124,986,476

Commonwealth Bank of Australia (b)(c)	0.34%	01/17/12	113,500	113,449,618

Commonwealth Bank of Australia (b)(c)	0.47%	04/10/12	170,000	169,712,346

Commonwealth Bank of Australia (b)(c)	0.49%	05/07/12	200,000	199,569,889

Commonwealth Bank of Australia (b)(c)	0.50%	04/11/12	150,000	149,725,000

Nordea North America Inc. (b)	0.24%	12/07/11	100,000	99,996,083

Nordea North America Inc. (b)	0.30%	12/02/11	96,020	96,019,200

Nordea North America Inc. (b)	0.32%	01/03/12	100,000	99,970,667

Nordea North America Inc. (b)	0.45%	03/01/12	100,000	99,886,250

Westpac Banking Corp. (b)(c)	0.49%	05/07/12	150,000	149,677,417

				1,899,858,076

Total Commercial Paper (Cost $9,010,317,163)				9,010,317,163

Certificates of Deposit—24.69%

Bank of America, NT & SA (Cayman Islands) (b)	0.01%	12/01/11	94,776	94,775,995

Bank of Nova Scotia	0.25%	01/11/12	150,000	150,000,000

Bank of Nova Scotia	0.28%	02/09/12	150,000	150,000,000

Bank of Nova Scotia	0.30%	02/01/12	100,000	100,000,000

Bank of Nova Scotia	0.35%	02/24/12	80,000	80,000,000

Bank of Nova Scotia	0.45%	05/02/12	50,000	50,000,000

Bank of Nova Scotia	0.49%	12/11/12	100,000	100,000,000

Bank of Nova Scotia (d)	0.59%	03/05/12	79,000	79,047,896

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)	0.25%	12/05/11	175,000	175,000,000

Barclays Bank PLC (d)	0.40%	06/15/12	450,000	450,000,000

Credit Suisse (d)	0.63%	12/01/11	153,125	153,125,000

HSBC Bank USA (Cayman Islands) (b)	0.05%	12/01/11	350,000	350,000,000

Lloyds TSB Bank PLC (d)	0.46%	03/05/12	150,000	150,000,000

National Australia Bank Ltd. (United Kingdom) (b)	0.41%	02/15/12	150,000	150,003,161

National Australia Bank Ltd. (United Kingdom) (b)	0.46%	03/12/12	125,000	124,835,699

National Bank of Canada	0.34%	02/08/12	100,000	100,000,000

Nordea Bank Finland PLC (d)	0.58%	07/05/12	75,950	76,035,601

Rabobank Nederland (d)	0.33%	01/10/12	100,000	100,000,000

Rabobank Nederland (d)	0.34%	05/08/12	150,000	150,000,000

Royal Bank of Canada (d)	0.30%	02/16/12	150,000	150,000,000

Sumitomo Mitsui Banking Corp.	0.35%	01/13/12	110,000	110,000,000

Sumitomo Mitsui Banking Corp. (d)	0.48%	04/27/12	200,000	200,000,000

Svenska Handelsbanken A.B.	0.46%	02/21/12	200,000	200,002,272

Svenska Handelsbanken A.B.	0.47%	03/06/12	75,000	75,000,000

Toronto-Dominion Bank	0.26%	01/12/12	200,000	200,000,000

Toronto-Dominion Bank (d)	0.27%	05/11/12	100,000	100,000,000

See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Certificates of Deposit—(continued)

Toronto-Dominion Bank (d)	0.33%	01/12/12	$200,000	$200,000,000

Toronto-Dominion Bank	0.35%	02/07/12	150,000	150,000,000

Westpac Banking Corp.	0.46%	05/04/12	200,000	200,000,000

Westpac Banking Corp.	0.48%	06/08/12	75,000	75,000,000

Total Certificates of Deposit (Cost $4,442,825,624)				4,442,825,624

Variable Rate Demand Notes—18.19%(e)

Credit Enhanced—18.19%

A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC-Wells Fargo Bank, N.A.) (f)	0.22%	06/01/29	1,000	1,000,000

Alexandria (City of), Virginia Industrial Development Authority (American Academy of Otolaryngology-Head & Neck Surgery Foundation, Inc.); Series 2008 B, VRD Headquarters Facilities RB (LOC-Bank of America, N.A.) (f)	0.19%	07/01/38	6,310	6,310,000

Alexandria (City of), Virginia Industrial Development Authority; Series 1996 A, VRD Pooled Loan RB (LOC-Bank of America, N.A.) (f)	0.18%	07/01/26	5,905	5,905,000

Allegheny (County of), Pennsylvania Hospital Development Authority (University of Pittsburgh Medical Center);

Series 2010 B1, VRD RB (LOC-Deutsche Bank AG) (b)(f)	0.14%	05/15/37	49,750	49,750,000

Series 2010 C, VRD RB (LOC-PNC Bank N.A.) (f)	0.10%	05/15/38	7,500	7,500,000

Allegheny (County of), Pennsylvania Hospital Development Authority (UPMC Senior Communities, Inc.); Series 2003, VRD RB (CEP-FNMA)	0.14%	07/15/28	2,825	2,825,000

Arizona State University Board of Regents; Series 2008 A, Ref. VRD System RB (LOC- Lloyds TSB Bank PLC) (b)(f)	0.08%	07/01/34	21,410	21,410,000

Arlington (County of), Virginia Industrial Development Authority (Woodbury Park Apartments); Series 2005 A, Ref. VRD MFH RB (CEP-FHLMC)	0.14%	03/01/35	13,185	13,185,000

Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC-Wells Fargo Bank, N.A.) (f)	0.22%	10/01/33	3,300	3,300,000

Aurora (City of), Colorado (Children’s Hospital Association); Series 2008 C, Ref. VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.13%	12/01/33	23,345	23,345,000

Austin (City of), Texas Housing Finance Corp. (Stassney Woods Apartments); Series 2004 A, Ref. VRD MFH RB (CEP-FNMA)	0.13%	10/15/32	3,350	3,350,000

Austin (County of), Texas Industrial Development Corp. (Justin Industries, Inc.); Series 1984, VRD IDR (LOC-JPMorgan Chase Bank, N.A.) (f)	0.13%	12/01/14	4,550	4,550,000

Baltimore (City of), Maryland (Baltimore City Parking System Facilities); Series 2008, Ref. VRD Taxable RB (LOC-Bank of America, N.A.) (f)	0.20%	07/01/32	8,185	8,185,000

Beaver (County of), Pennsylvania Industrial Development Authority (Metropolitan Edison Co.); Series 2005 A, Ref. VRD PCR (LOC-Bank of Nova Scotia) (b)(f)	0.12%	07/15/21	8,500	8,500,000

Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC-JPMorgan Chase Bank, N.A.) (f)	0.22%	12/01/28	220	220,000

Boone (County of), Kentucky (Duke Energy Kentucky, Inc.); Series 2008 A, Ref. VRD PCR (LOC-Wells Fargo Bank, N.A.) (f)	0.09%	08/01/27	2,000	2,000,000

Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC-PNC Bank, N.A.) (f)	0.11%	06/01/37	34,385	34,385,000

Breckinridge (County of), Kentucky (Kentucky Association of Counties Leasing Trust); Series 1999, VRD Lease Program RB (LOC-U.S. Bank, N.A.) (f)	0.10%	12/01/29	4,650	4,650,000

Bridgeton (City of), Missouri Industrial Development Authority (Formtek Metal Processing, Inc.); Series 2005, VRD Private Activity RB (LOC-Bank of America, N.A.) (f)	0.48%	07/01/30	3,125	3,125,000

Bucks (County of), Pennsylvania Industrial Development Authority (Grand View Hospital); Series 2008 B, VRD RB (LOC-PNC Bank, N.A.) (f)	0.10%	07/01/39	25,600	25,600,000

Butler (County of), Ohio (CCAO Low Cost Capital Pooled Financing Program); Sr. Series 2005 A, VRD Capital Funding RB (LOC-U.S. Bank, N.A.) (f)	0.14%	06/01/35	8,335	8,335,000

Butler (County of), Ohio (Lakota Family YMCA); Series 2002, VRD RB (LOC-PNC Bank, N.A.) (f)	0.14%	05/01/27	1,950	1,950,000

See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced—(continued)

Cambridge (City of), Ohio Hospital Facilities (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Improvement RB (LOC-PNC Bank, N.A.) (f)	0.14%	12/01/21	$12,075	$12,075,000

Casa Grande (City of), Arizona Industrial Development Authority (Center Park Apartments); Series 2001 A, Ref. VRD MFH RB (CEP-FNMA)	0.14%	06/15/31	2,010	2,010,000

Central Michigan University Board of Trustees; Series 2008 A, Ref. VRD General RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.13%	10/01/32	21,930	21,930,000

Channahon (Village of), Illinois (Morris Hospital); Series 2003 D, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.15%	12/01/32	2,620	2,620,000

Charlotte (City of), North Carolina (NASCAR Hall of Fame Facilities); Series 2009 D, VRD Taxable COP (LOC-Bank of America, N.A.) (f)	0.27%	06/01/35	14,775	14,775,000

Chattanooga (City of), Tennessee Health, Educational & Housing Facility Board (Windridge Apartments); Series 2003 A, Ref. VRD MFH RB (CEP-FNMA)	0.13%	05/15/33	3,175	3,175,000

Chicago (City of), Illinois (Neighborhoods Alive 21 Program);

Series 2002 B3, VRD Unlimited Tax GO Bonds (LOC-Bank of America, N.A.) (f)	0.16%	01/01/37	21,490	21,490,000

Series 2002 B5, VRD Unlimited Tax GO Bonds (LOC-Northern Trust Co.) (f)	0.10%	01/01/37	17,000	17,000,000

Clark (County of), Nevada (Southwest Gas Corp.); Series 2009 A, VRD IDR (LOC-JPMorgan Chase Bank, N.A.) (f)	0.11%	12/01/39	5,000	5,000,000

Cleveland (City of) Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC-PNC Bank, N.A.) (f)	0.10%	01/01/33	25,275	25,275,000

Cobb (County of), Georgia Development Authority (Mt. Paran Christian School, Inc.); Series 2002, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (f)	0.15%	07/01/22	1,600	1,600,000

Colorado (State of) Educational & Cultural Facilities Authority (Bethany Lutheran School); Series 2008, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.11%	11/01/38	3,525	3,525,000

Colorado (State of) Educational & Cultural Facilities Authority (Caldwell Academy); Series 2007, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.15%	06/01/33	8,775	8,775,000

Colorado (State of) Educational & Cultural Facilities Authority (King’s Way Christian School); Series 2009, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.11%	04/01/39	5,420	5,420,000

Colorado (State of) Educational & Cultural Facilities Authority (Northwest University); Series 2007, VRD RB (LOC-Bank of America, N.A.) (f)	0.13%	09/01/37	26,435	26,435,000

Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2004 B, VRD Hospital RB (LOC-Royal Bank of Canada) (b)(f)	0.10%	11/15/34	8,100	8,100,000

Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.14%	11/01/28	610	610,000

Colorado (State of) Housing & Finance Authority (Central Park LLC); Series 1996 C, Ref. VRD MFH RB (CEP-FNMA)	0.14%	10/15/16	2,000	2,000,000

Colorado Springs (City of), Colorado (Pikes Peak Mental Health Center Select Services, Inc.); Series 2003, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.15%	03/15/23	5,650	5,650,000

Columbia (County of), Georgia Residential Care Facilities for The Elderly Authority (Augusta Resource Center on Aging Inc.-Brandon Wilde Lifecare Community Center); Series 1990, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.12%	01/01/21	8,705	8,705,000

Connecticut (State of) Health & Educational Facilities Authority (Lawrence & Memorial Hospital); Series 2004 E, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.08%	07/01/34	20,590	20,590,000

Connecticut (State of) Health & Educational Facilities Authority (Yale-New Haven Hospital, Inc.); Series 2008 K-1, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.08%	07/01/25	43,155	43,155,000

Converse (County of), Wyoming (PacifiCorp); Series 1994, Ref. VRD PCR (LOC-Wells Fargo Bank, N.A.) (f)	0.11%	11/01/24	5,460	5,460,000

Coon Rapids (City of), Minnesota (The Health Central System); Series 1985, VRD Hospital RB (LOC-Wells Fargo Bank, N.A.) (f)	0.18%	08/01/15	1,200	1,200,000

Coshocton (County of), Ohio (Coshocton County Memorial Hospital); Series 1999, VRD Hospital Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.15%	03/01/19	3,165	3,165,000

Cuyahoga (County of), Ohio (Euclid Avenue Housing Corp.); Series 2009 A, VRD RB (LOC-PNC Bank, N.A.) (f)	0.11%	08/01/42	17,000	17,000,000

Series 2009 B, VRD Economic Development RB (LOC-PNC Bank, N.A.) (f)	0.11%	08/01/39	6,970	6,970,000

Cuyahoga (County of), Ohio (The Sisters Charity of St. Augustine Health System, Inc.); Series 2000, VRD Hospital Facilities RB (LOC-PNC Bank, N.A.) (f)	0.11%	11/01/30	29,100	29,100,000

Dakota (County of), Minnesota Community Development Agency (Waterford Commons); Series 2008 A, VRD MFH RB (LOC-Wells Fargo Bank, N.A.) (f)	0.20%	06/01/43	6,000	6,000,000

DeKalb (County of), Georgia Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP-FNMA)	0.11%	06/15/25	7,340	7,340,000

See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced—(continued)

Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County, Inc.); Series 2006, VRD RB (LOC-PNC Bank, N.A.) (f)	0.14%	09/01/36	$3,745	$3,745,000

Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC-PNC Bank, N.A.) (f)	0.13%	05/01/36	10,100	10,100,000

Delaware (State of) Health Facilities Authority (Bayhealth Medical Center); Series 2009 B, Ref. VRD RB (LOC-PNC Bank, N.A.) (f)	0.11%	07/01/39	19,280	19,280,000

Delaware River Port Authority; Series 2010 C, Ref. VRD RB (LOC-PNC Bank, N.A.) (f)	0.11%	01/01/26	15,500	15,500,000

Denham Springs (City of), Louisiana Economic Development District (Bass Pro Shops);
Series 2007 A, VRD Sales Tax Increment RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.13%	01/01/37	5,060	5,060,000

Series 2007 B, VRD Sales Tax Increment Allocation RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.13%	01/01/37	28,090	28,090,000

Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC-PNC Bank, N.A.) (f)	0.19%	11/01/30	1,770	1,770,000

District of Columbia (American Psychological Association); Series 2003, VRD RB (LOC-Bank of America, N.A.) (f)	0.32%	03/01/28	860	860,000

District of Columbia (John F. Kennedy Center for the Performing Arts); Series 2008, VRD RB (LOC-Bank of America, N.A.) (f)	0.17%	10/01/29	17,485	17,485,000

District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC-PNC Bank, N.A.) (f)	0.11%	04/01/38	8,500	8,500,000

District of Columbia;
Series 2008 C-1, Ref. VRD Unlimited Tax GO Bonds (LOC-TD Bank, N.A.) (f)	0.13%	06/01/27	5,900	5,900,000

Series 2008 C-2, Ref. VRD Unlimited Tax GO Bonds (LOC-JPMorgan Chase Bank, N.A.) (f)	0.14%	06/01/27	78,553	78,553,000

DuPage (County of), Illinois (Benedictine University Building); Series 1999, VRD RB (LOC-U.S. Bank, N.A.) (c)(f)	0.11%	07/01/24	13,060	13,060,000

Duval (County of), Florida Housing Finance Authority (The Glades Apartments); Series 2002, Ref. VRD MFH Mortgage RB (CEP-FHLMC)	0.14%	10/01/32	5,275	5,275,000

East Point (City of), Georgia Housing Authority (Village Highlands Apartments); Series 2004, VRD MFH RB (CEP-FHLMC)	0.15%	07/01/37	4,000	4,000,000

Emery (County of), Utah (Pacificorp); Series 1994, Ref. VRD PCR (LOC-Wells Fargo Bank, N.A.) (f)	0.12%	11/01/24	10,000	10,000,000

Emmaus (City of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.13%	03/01/30	26,300	26,300,000

Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC-PNC Bank, N.A.) (f)	0.11%	06/01/37	13,695	13,695,000

Florida (State of) Gulf Coast University Financing Corp. (Housing); Series 2005 A, VRD Capital Improvement RB (LOC-Wells Fargo Bank, N.A.) (f)	0.12%	02/01/35	2,525	2,525,000

Florida (State of) Housing Finance Corp. (Lighthouse Bay Apartments); Series 2002 N-1, Ref. VRD MFH Mortgage RB (CEP-FHLMC)	0.13%	11/01/32	3,200	3,200,000

Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP-FNMA)	0.14%	11/15/35	10,990	10,990,000

Flowood (City of), Mississippi (Reflection Pointe Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA)	0.13%	05/15/31	3,880	3,879,951

Franklin (County of), Ohio (Ohio Presbyterian Retirement Services); Series 2002 B, Ref. VRD Health Care Facilities & Improvement RB (LOC-PNC Bank, N.A.) (f)	0.14%	07/01/33	13,530	13,530,000

Franklin (County of), Ohio (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC-U.S. Bank N.A.) (f)	0.11%	12/01/21	17,000	17,000,000

Fredericksburg (City of), Virginia Economic Development Authority (Student Housing & Economic Development-Eagle Village I); Series 2009 B, VRD Taxable RB (LOC-Bank of America, N.A.) (f)	0.33%	09/01/41	15,410	15,410,000

Fulton (County of), Georgia Development Authority (Catholic Education of North Georgia, Inc.); Series 2002, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (f)	0.15%	04/01/28	3,435	3,435,000

Gainesville (City of) & Hall (County of), Georgia Development Authority (Fieldale Farms Corp.); Series 2006, VRD Taxable IDR (LOC-Rabobank Nederland) (b)(f)	0.21%	03/01/21	24,300	24,300,000

Georgia (State of) Private Colleges & Universities Authority (Agnes Scott College); Series 2004 B, Ref. VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (f)	0.15%	06/01/23	4,965	4,965,000

Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC-U.S. Bank, N.A.) (f)	0.12%	06/01/19	12,035	12,035,000

Hamilton (County of), Ohio (Drake Center, Inc.); Series 1999 A, VRD Hospital Facilities RB (LOC-U.S. Bank, N.A.) (f)	0.14%	06/01/19	4,070	4,070,000

See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced—(continued)

Hamilton (County of), Ohio (Elizabeth Gamble Deaconess Home Association); Series 2002 B, VRD Hospital Facilities RB (LOC-PNC Bank, N.A.) (f)	0.11%	06/01/27	$10,500	$10,500,000

Hanover (County of), Virginia Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC-U.S. Bank, N.A.) (f)	0.10%	11/01/25	4,800	4,800,000

Harris (County of) Health Facilities Development Corp. (Baylor College of Medicine); Series 2008 B, Ref. VRD Hospital RB (LOC-Northern Trust Co.) (f)	0.09%	11/15/47	2,595	2,595,000

Harris (County of), Texas Cultural Education Facilities Finance Corp. (Memorial Hermann Healthcare System); Series 2008 C, Ref. VRD Hospital RB (LOC-Wells Fargo Bank, N.A.) (f)	0.13%	06/01/24	25,000	25,000,000

Harris (County of), Texas Hospital District; Series 2010, Ref. VRD Sr. Lien RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.14%	02/15/42	4,800	4,800,000

Harrison (County of), West Virginia County Commission (Fox Grocery Co.); Series 1991, Ref. VRD IDR (LOC-U.S. Bank, N.A.) (f)	0.14%	06/01/14	3,990	3,990,000

Harrisonburg (City of), Virginia Redevelopment & Housing Authority (Stoney Ridge/Dale Forest Apartments); Series 2002, Ref. VRD MFH RB (CEP-FHLMC)	0.12%	08/01/32	7,800	7,800,000

Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC-JPMorgan Chase Bank, N.A.) (f)	0.10%	01/01/38	3,785	3,785,000

Highlands (County of), Florida Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group);
Series 2003 B, VRD Hospital RB (LOC-PNC Bank, N.A.) (f)	0.10%	11/15/12	8,100	8,100,000

Series 2006 B-3, Ref. VRD Hospital RB (LOC-U.S. Bank, N.A.) (f)	0.10%	11/15/31	42,020	42,020,000

Series 2007 B, VRD Hospital RB (LOC-Bank of Montreal) (b)(f)	0.10%	11/15/37	5,000	5,000,000

Hillsborough (County of), Florida Industrial Development Authority (Tampa Metropolitan Area YMCA); Series 2000, VRD RB (LOC-Bank of America, N.A.) (f)	0.19%	03/01/25	4,350	4,350,000

Houston (County of), Georgia Hospital Authority; Series 2002, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.15%	10/01/14	3,080	3,080,000

Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC-PNC Bank, N.A.) (f)	0.11%	04/01/38	12,790	12,790,000

Illinois (State of) Finance Authority (Dominican University); Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.13%	03/01/36	3,135	3,135,000

Illinois (State of) Finance Authority (Edward Hospital Obligated Group); Series 2008 B-1, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.10%	02/01/40	9,700	9,700,000

Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC-BMO Harris N.A.) (f)	0.15%	02/01/42	12,400	12,400,000

Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC-BMO Harris N.A.) (c)(f)	0.17%	10/01/17	2,500	2,500,000

Illinois (State of) Finance Authority (Garrett-Evangelical Theological Seminary); Series 2010, VRD RB (CEP-FHLB of Chicago)	0.14%	06/01/40	4,925	4,925,000

Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC-Northern Trust Co.) (f)	0.09%	01/01/16	4,915	4,915,000

Illinois (State of) Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC-BMO Harris N.A.) (f)	0.16%	09/01/24	1,300	1,300,000

Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.15%	08/01/28	1,300	1,300,000

Series 2005 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.15%	08/01/35	5,150	5,150,000

Illinois (State of) Finance Authority (Mercy Alliance, Inc.); Series 2005, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.11%	02/15/35	7,565	7,565,000

Illinois (State of) Finance Authority (Metform, LLC); Series 2004, VRD IDR (LOC-Bank of America, N.A.) (f)	0.27%	05/01/14	250	250,000

Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.14%	06/01/29	3,200	3,200,000

Illinois (State of) Finance Authority (North Park University); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.13%	07/01/35	15,000	15,000,000

Illinois (State of) Finance Authority (OSF Healthcare System); Series 2009 B, VRD RB (LOC-PNC Bank, N.A.) (f)	0.10%	11/15/37	42,900	42,900,000

Series 2009 C, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.12%	11/15/37	6,000	6,000,000

Illinois (State of) Finance Authority (Provena Health); Series 2009 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.14%	08/15/44	10,000	10,000,000

Illinois (State of) Finance Authority (Providence-St. Mel School); Series 2002, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.13%	06/01/37	7,975	7,975,000

See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced—(continued)

Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (c)(f)	0.25%	06/01/17	$1,329	$1,329,000

Illinois (State of) Finance Authority (Rehabilitation Institute of Chicago);
Series 2009 A, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.13%	04/01/39	7,500	7,500,000

Series 2009 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.13%	04/01/32	17,600	17,600,000

Illinois (State of) Finance Authority (Revolving Fund Pooled Financing Program); Series 1985 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.13%	08/01/15	900	900,000

Illinois (State of) Finance Authority (Riverside Health System); Series 1994, VRD RB (LOC-Bank of America, N.A.) (f)	0.21%	11/01/19	4,700	4,700,000

Illinois (State of) Finance Authority (St. Xavier University); Series 2002 A, VRD RB (LOC-Bank of America, N.A.) (f)	0.15%	10/01/32	5,785	5,785,000

Series 2006, VRD RB (LOC-Bank of America, N.A.) (f)	0.15%	10/01/40	2,930	2,930,000

Illinois (State of) Finance Authority (Sunshine Through Golf Foundation); Series 2004 A, VRD RB (LOC-FHLB of Chicago) (f)	0.50%	11/01/24	100	100,000

Illinois (State of) Finance Authority (The Arts Club of Chicago); Series 1996, VRD RB (LOC-Northern Trust Co.) (f)	0.12%	01/01/26	8,200	8,200,000

Illinois (State of) Finance Authority (The Carle Foundation); Series 2009, VRD RB (LOC-Northern Trust Co.) (f)	0.06%	02/15/33	10,950	10,950,000

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.13%	08/15/25	10,490	10,490,000

Illinois (State of) Finance Authority (The Lincoln Park Society); Series 1999, VRD RB (LOC-Citibank, N.A.) (f)	0.15%	01/01/29	2,000	2,000,000

Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC-BMO Harris N.A.) (f)	0.16%	10/01/33	5,600	5,600,000

Illinois (State of) Finance Authority (Window to the World Communications, Inc.); Series 2000, VRD RB (LOC-Bank of America, N.A.) (f)	0.18%	08/01/15	10,600	10,600,000

Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago); Series 2004, VRD RB (LOC-BMO Harris N.A.) (f)	0.11%	06/01/34	4,200	4,200,000

Illinois (State of) Housing Development Authority (Brainard Landings II Apartments); Series 2007, VRD MFH RB (LOC-U.S. Bank, N.A.) (f)	0.19%	05/01/42	2,580	2,580,000

Indiana (State of) Finance Authority (Bethel College); Series 2007, VRD Educational Facilities RB (LOC-PNC Bank, N.A.) (f)	0.14%	11/01/32	5,425	5,425,000

Indiana (State of) Finance Authority (Columbus Regional Hospital); Series 2009 B, VRD RB (LOC-PNC Bank, N.A.) (f)	0.14%	08/01/21	14,020	14,020,000

Indiana (State of) Finance Authority (Community Health Network, Inc.); Series 2009 B, VRD Hospital RB (LOC-PNC Bank, N.A.) (f)	0.11%	07/01/39	49,960	49,960,000

Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.11%	02/01/24	1,000	1,000,000

Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group);
Series 2008 B, Ref. VRD Health System RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.12%	11/01/41	29,300	29,300,000

Series 2008 I, Ref. VRD Health System RB (LOC-Wells Fargo Bank, N.A.) (f)	0.09%	11/01/37	18,460	18,460,000

Series 2008 J, Ref. VRD Health System RB (LOC-Wells Fargo Bank, N.A.) (f)	0.10%	11/01/37	5,700	5,700,000

Indiana (State of) Finance Authority (Sycamore School); Series 2004, VRD Educational Facilities RB (LOC-U.S. Bank N.A.) (f)	0.12%	08/01/24	3,010	3,010,000

Indiana (State of) Health Facility Financing Authority (Community Hospitals); Series 2000 A, VRD RB (LOC-Bank of America, N.A.) (f)	0.15%	07/01/28	7,100	7,100,000

Indiana (State of) Health Facility Financing Authority (Rehabilitation Hospital of Indiana Inc.); Series 1990, VRD Hospital ACES RB (LOC-PNC Bank, N.A.) (f)	0.12%	11/01/20	11,800	11,800,000

Indianapolis (City of), Indiana (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP-FNMA)	0.14%	05/15/38	4,000	4,000,000

Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP-FHLMC)	0.20%	05/01/31	2,000	2,000,000

Iowa (State of) Finance Authority (Windsor on the River, LLC); Series 2007 A, VRD MFH RB (LOC-Wells Fargo Bank, N.A.) (f)	0.17%	05/01/42	17,000	17,000,000

Iowa (State of) Higher Education Loan Authority (Graceland University); Series 2003, VRD Private College Facility RB (LOC-Bank of America, N.A.) (f)	0.15%	02/01/33	5,030	5,030,000

Iowa (State of) Higher Education Loan Authority (Loras College); Series 2002, VRD Private College Facility RB (LOC-Bank of America, N.A.) (f)	0.17%	11/01/32	1,300	1,300,000

See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced—(continued)

Iowa (State of) Higher Education Loan Authority (Luther College); Series 2008, VRD Private College Facility RB (LOC-BMO Harris N.A.) (f)	0.11%	12/01/38	$5,500	$5,500,000

Jackson (City of), Tennessee Health, Educational & Housing Facility Board (Post House Jackson Apartments); Series 2002, Ref. VRD MFH RB (CEP-FNMA)	0.13%	10/15/32	3,970	3,970,000

Jackson (County of), Michigan Economic Development Corp. (Vista Grande Villa); Series 2001 A, Ref. VRD Limited Obligation RB (LOC-Bank of America, N.A.) (f)	0.20%	11/01/31	8,320	8,320,000

Jackson (County of), Missouri Industrial Development Authority (YMCA of Greater Kansas City); Series 2002 A, VRD Recreational Facilities RB (LOC-Bank of America, N.A.) (f)	0.15%	11/01/18	3,270	3,270,000

Jacksonville (City of), Florida Health Facilities Authority (University of Florida Jacksonville Physicians, Inc.); Series 2002, VRD RB (LOC-Bank of America, N.A.) (f)	0.18%	06/01/22	2,150	2,150,000

Kentucky (State of) Economic Development Finance Authority (St. Elizabeth Medical Center, Inc.); Series 2009 B, Ref. VRD Hospital Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.11%	05/01/33	7,300	7,300,000

Lancaster (County of), Pennsylvania Industrial Development Authority (Willow Valley Retirement Community); Series 2009 C, VRD RB (LOC-PNC Bank, N.A.) (f)	0.11%	12/01/39	11,100	11,100,000

Lincoln (County of), Wyoming (PacifiCorp); Series 1994, Ref. VRD PCR (LOC-Wells Fargo Bank, N.A.) (f)	0.11%	11/01/24	11,000	11,000,000

Lorain (County of), Ohio Port Authority (St. Ignatius High School); Series 2008, VRD Educational Facilities RB (LOC-U.S. Bank, N.A.) (f)	0.14%	08/02/38	1,850	1,850,000

Loudoun (County of), Virginia Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC-PNC Bank, N.A.) (f)	0.09%	03/01/38	15,575	15,575,000

Luzerne (County of), Pennsylvania Convention Center Authority; Series 2008 A, VRD Hotel Room Rental Tax RB (LOC-PNC Bank, N.A.) (f)	0.14%	09/01/28	4,725	4,725,000

Luzerne (County of), Pennsylvania Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC-PNC Bank, N.A.) (f)	0.14%	11/01/26	3,780	3,780,000

Luzerne (County of), Pennsylvania; Series 2004, VRD Unlimited Tax GO Bonds (LOC-PNC Bank, N.A.) (f)	0.14%	11/01/14	3,815	3,815,000

Lyndhurst (City of), Ohio (Hawken School); Series 2002, VRD Economic Development RB (LOC-PNC Bank, N.A.) (f)	0.14%	05/01/27	4,305	4,305,000

Manatee (County of), Florida (St. Stephen’s Upper School); Series 2000, VRD RB (LOC-Bank of America, N.A.) (f)	0.19%	11/01/25	1,300	1,300,000

Maricopa (County of), Arizona Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.12%	12/01/37	13,725	13,725,000

Marietta (City of), Georgia Housing Authority (Ashton Place Apartments f/k/a Franklin Walk Apartments); Series 1990, Ref. VRD MFH RB (CEP-FHLMC)	0.14%	01/01/32	200	200,000

Marietta (City of), Georgia Housing Authority (Wood Glen Apartments); Series 1994, Ref. VRD MFH RB (CEP-FHLMC)	0.14%	07/01/24	2,000	2,000,000

Maryland (State of) Economic Development Corp. (Baltimore Symphony Endowment Trust); Series 2008, VRD RB (LOC-PNC Bank, N.A.) (f)	0.13%	11/01/28	1,700	1,700,000

Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC-PNC Bank, N.A.) (f)	0.13%	07/01/28	2,095	2,095,000

Maryland (State of) Health & Higher Educational Facilities Authority (Howard County General Hospital); Series 2008, VRD RB (LOC-PNC Bank, N.A.) (f)	0.11%	07/01/46	26,400	26,400,000

Maryland (State of) Health & Higher Educational Facilities Authority (Odenton Christian School); Series 2008, VRD RB (LOC-PNC Bank, N.A.) (f)	0.13%	07/01/33	3,535	3,535,000

Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.11%	04/01/35	7,500	7,500,000

Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 C, VRD RB (LOC-PNC Bank, N.A.) (f)	0.10%	07/01/41	34,000	34,000,000

Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System) Series 2008 D VRD, RB (LOC- TD Bank N.A) (f)	0.08%	07/01/41	9,450	9,450,000

Massachusetts (State of) Development Finance Agency (Brooksby Village Inc.); Series 2004, VRD RB (LOC-Bank of America, N.A.) (f)	0.11%	07/01/32	52,935	52,935,000

Massachusetts (State of) Development Finance Agency (Community Health Center Capital Fund); Series 1995 A, VRD RB (LOC-Bank of America, N.A.) (f)	0.17%	03/01/15	1,175	1,174,914

Massachusetts (State of) Development Finance Agency (Dana-Farber Cancer Institute);
Series 2008 L-1, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.11%	12/01/46	8,700	8,700,000

Series 2008 L-2, VRD RB (LOC-Bank of America, N.A.) (f)	0.15%	12/01/46	54,800	54,800,000

See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced—(continued)

Massachusetts (State of) Development Finance Agency (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC-TD Bank, N.A.) (f)	0.10%	07/01/38	$8,600	$8,600,000

Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC-TD Bank, N.A.) (f)	0.17%	03/01/39	7,200	7,200,000

Massachusetts (State of) Housing Finance Agency; Series 2009 B, VRD Taxable RB (LOC-Bank of America, N.A.) (f)	0.27%	01/01/44	408	408,000

Mesa (County of), Colorado (Goodwill Industries of Colorado Springs); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.15%	12/01/26	6,065	6,065,000

Michigan (State of) Higher Education Facilities Authority (Calvin College); Series 2007 B, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.12%	09/01/37	5,000	5,000,000

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-1, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.11%	10/15/30	20,150	20,150,000

Series 2008 B-2, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.11%	10/15/30	15,840	15,840,000

Series 2008 B-3, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.11%	10/15/38	5,466	5,466,000

Michigan (State of) State Building Authority (Facilities Program); Series 2007 I, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.13%	10/15/42	24,785	24,785,000

Middletown (City of), Ohio (Atrium Medical Center Obligated Group);
Series 2008 A, VRD Hospital Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.12%	11/15/39	19,400	19,400,000

Series 2008 B, VRD Hospital Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.12%	11/15/39	18,280	18,280,000

Milwaukee (City of), Wisconsin Redevelopment Authority (University of Wisconsin-Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC-U.S. Bank, N.A.) (f)	0.14%	09/01/40	6,245	6,245,000

Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Association Financing Program); Series 2005 A, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.15%	01/01/25	3,295	3,295,000

Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP-FNMA)	0.17%	12/15/29	5,000	5,000,000

Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.14%	04/01/37	2,300	2,300,000

Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.14%	04/01/37	1,500	1,500,000

Mississippi (State of) Business Finance Corp. (Rush Medical Foundation); Series 2006, VRD Health Care Facilities RB (LOC-U.S. Bank, N.A.) (f)	0.11%	12/01/31	13,930	13,930,000

Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.14%	10/01/33	505	505,000

Missouri (State of) Health & Educational Facilities Authority (Lutheran Church Extension Fund-Missouri Synod Loan Program); Series 2004 A, VRD RB (LOC-Bank of America, N.A.) (f)	0.18%	07/01/29	2,585	2,585,000

Mobile (City of) Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD Gulf Opportunity Zone RB (LOC-National Australia Bank Ltd.) (b)(c)(f)	0.11%	05/01/41	3,000	3,000,000

Mobile (City of), Alabama Infirmary Health System Special Care Facilities Financing Authority (Infirmary Health System, Inc.); Series 2010 B, VRD RB (LOC-Deutsche Bank AG) (b)(f)	0.11%	02/01/40	8,895	8,895,000

Monroe (County of), Georgia Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 B, VRD PCR (LOC-JPMorgan Chase Bank, N.A.) (f)	0.11%	01/01/36	52,500	52,500,000

Montgomery (County of), Pennsylvania Industrial Development Authority (Archdiocese of Philadelphia); Series 2008 A, VRD RB (LOC-PNC Bank, N.A.) (f)	0.11%	11/01/38	45,600	45,600,000

Montgomery (County of), Pennsylvania Industrial Development Authority (LaSalle College High School); Series 2008, VRD RB (LOC-PNC Bank, N.A.) (f)	0.13%	11/01/38	3,750	3,750,000

Montgomery (County of), Pennsylvania Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP-FNMA)	0.14%	08/15/31	3,065	3,065,000

Montgomery (County of), Tennessee Public Building Authority (Tennessee County Loan Pool); Series 1997, VRD Pooled Financing RB (LOC-Bank of America, N.A.) (c)(f)	0.26%	11/01/27	3,330	3,330,000

Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC-Lloyds TSB Bank PLC) (b)(f)	0.13%	07/01/38	23,100	23,100,000

Moon (Township of), Pennsylvania Industrial Development Authority (YMCA of Greater Pittsburgh); Series 2005, VRD Community Facilities RB (LOC-PNC Bank, N.A.) (f)	0.14%	06/01/25	9,180	9,180,000

Morton Grove (Village of), Illinois (Illinois Holocaust Museum & Educational Center); Series 2006, VRD Cultural Facilities RB (LOC-Bank of America, N.A.) (f)	0.14%	12/01/41	13,750	13,750,000

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP-FNMA)	0.14%	07/15/36	7,575	7,574,633

See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced—(continued)

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP-FNMA)	0.13%	02/15/34	$425	$424,793

New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC-Wells Fargo Bank, N.A.) (f)	0.13%	01/01/18	6,000	6,000,000

New Hampshire (State of) Health & Education Facilities Authority (Antioch University); Series 2004, Ref. VRD RB (LOC-PNC Bank, N.A.) (f)	0.13%	12/01/24	3,170	3,170,000

New Hampshire (State of) Health & Education Facilities Authority (Exeter Hospital Obligated Group); Series 2003, VRD RB (LOC-Bank of America, N.A.) (f)	0.18%	10/01/33	14,875	14,875,000

New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC-TD Bank, N.A.) (f)	0.14%	09/01/37	1,300	1,300,000

New Jersey (State of) Transportation Trust Fund Authority; Series 2009 C, VRD Transportation System RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.09%	06/15/32	41,000	41,000,000

New York (State of) Dormitory Authority; Series 2009 B, VRD Samaritan Medical Center RB (LOC-HSBC Bank USA N.A.) (b)(f)	0.12%	11/01/36	9,335	9,335,000

Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC-U.S. Bank, N.A.) (f)	0.13%	04/01/32	11,020	11,020,000

Newport News (City of), Virginia Industrial Development Authority (Christopher Newport University Foundations); Series 2006, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (f)	0.15%	08/01/36	1,925	1,925,000

North Carolina (State of) Capital Facilities Finance Agency (Asheville School, Inc.); Series 2002, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.15%	04/01/27	3,065	3,065,000

North Carolina (State of) Capital Facilities Finance Agency (Cardinal Gibbons High School); Series 1999, VRD RB (LOC-Bank of America, N.A.) (f)	0.18%	08/01/14	2,185	2,185,000

North Carolina (State of) Capital Facilities Finance Agency (Elon College); Series 1997, VRD RB (LOC-Bank of America, N.A.) (f)	0.12%	01/01/19	7,855	7,855,000

North Carolina (State of) Capital Facilities Finance Agency (Peace College of Raleigh, Inc.); Series 2004, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (f)	0.15%	06/01/29	2,255	2,255,000

North Carolina (State of) Capital Facilities Finance Agency (Pfeiffer University); Series 2006, VRD Educational Facilities RB (LOC-Bank of America, N.A.) (f)	0.13%	11/01/26	7,825	7,825,000

North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.15%	06/01/17	8,090	8,090,000

North Carolina (State of) Capital Facilities Finance Agency (Warren Wilson College); Series 2006, VRD Educational Facilities RB (LOC-Bank of America, N.A.) (f)	0.16%	06/01/31	8,940	8,940,000

North Carolina (State of) Housing Finance Agency (The Masonic Home for Children at Oxford); Series 2002, VRD Housing Facilities RB (LOC-Bank of America, N.A.) (f)	0.25%	08/01/23	2,210	2,210,000

North Carolina (State of) Medical Care Commission (Catholic Health East); Series 2008, VRD Health Care System RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.11%	11/15/28	900	900,000

North Kansas City (City of), Missouri (North Kansas City Hospital); Series 2008, VRD Hospital RB (LOC-Bank of America, N.A.) (f)	0.20%	11/01/33	3,835	3,835,000

North Texas Tollway Authority; Series 2009 D, Ref. VRD First Tier System RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.12%	01/01/49	13,000	13,000,000

Northeastern (Region of), Pennsylvania Hospital & Education Authority (Commonwealth Medical College); Series 2009, VRD RB (LOC-PNC Bank, N.A.) (f)	0.11%	09/01/34	28,575	28,575,000

Oak Park Heights (City of), Minnesota (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP-FHLMC)	0.20%	11/01/35	2,045	2,045,000

Ogden (City of), Utah Redevelopment Agency; Series 2009 B-1, Ref. VRD Taxable RB (LOC-Wells Fargo Bank, N.A.) (f)	0.22%	12/01/27	4,500	4,500,000

Ohio (State of) Higher Educational Facility Commission (Capital University); Series 2006, VRD RB (LOC-PNC Bank, N.A.) (f)	0.11%	12/01/31	27,285	27,285,000

Ohio (State of) Higher Educational Facility Commission (Xavier University); Series 2000 B, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.12%	11/01/30	8,365	8,365,000

Ohio (State of) Housing Finance Agency (Pine Crossing); Series 2002, Ref. VRD MFH RB (LOC-FHLB of Chicago) (f)	0.20%	09/01/36	3,815	3,815,000

Olathe (City of) (YMCA of Greater Kansas City); Series 2002 B, VRD Recreational Facilities RB (LOC-Bank of America, N.A.) (f)	0.15%	11/01/18	2,235	2,235,000

Oneida Tribe of Indians of Wisconsin; Series 2001, VRD Health Facilities RB (LOC-Bank of America, N.A.) (f)	0.32%	07/01/16	7,210	7,210,000

Orange (County of) Housing Finance Authority (Palm Key Apartments); Series 1997 C, Ref. VRD MFH RB (CEP-FHLMC)	0.13%	07/01/32	7,600	7,600,000

See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced—(continued)

Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 B, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.09%	08/01/34	$72,000	$72,000,000

Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP-FNMA)	0.17%	10/15/38	4,000	4,000,000

Palm Beach (County of), Florida (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC-Northern Trust Co.) (f)	0.15%	07/01/32	17,135	17,135,000

Pennsylvania (State of) Economic Development Financing Authority (Springside School); Series 2000 J-4, VRD RB (LOC-PNC Bank, N.A.) (f)	0.14%	11/01/30	4,400	4,400,000

Pennsylvania (State of) Economic Development Financing Authority (The York Water Co.); Series 2008 A, Ref. VRD Exempt Facilities RB (LOC-PNC Bank, N.A.) (f)	0.15%	10/01/29	7,000	7,000,000

Pennsylvania (State of) Economic Development Financing Authority (Topwater Investments Inc.); Series 2007 B-1, VRD RB (LOC-PNC Bank, N.A.) (f)	0.18%	08/01/35	1,200	1,200,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC-PNC Bank, N.A.) (c)(f)	0.14%	05/01/20	2,650	2,650,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Rosemont College); Series 2004 O, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.14%	11/01/34	4,900	4,900,000

Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2008 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.12%	02/01/34	6,960	6,960,000

Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC-Barclays Bank PLC) (b)(f)	0.10%	12/01/38	53,175	53,175,000

Philadelphia (City of), Pennsylvania Authority for Industrial Development (Chestnut Hill College); Series 2007 A, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (f)	0.15%	10/01/29	4,300	4,300,000

Philadelphia (City of), Pennsylvania Authority for Industrial Development (Philadelphia Protestant Home); Series 2008, VRD RB (LOC-Bank of America, N.A.) (f)	0.18%	07/01/27	21,645	21,645,000

Piedmont Municipal Power Agency; Series 2011 C, Ref. VRD Electric RB (LOC-TD Bank, N.A.) (f)	0.10%	01/01/34	5,250	5,250,000

Pitkin (County of), Colorado (Aspen Skiing Co.); Series 1994 A, Ref. VRD IDR (LOC-JPMorgan Chase Bank, N.A.) (f)	0.11%	04/01/16	900	900,000

Pitkin (County of), Colorado (Centennial-Aspen II L.P.); Series 1996 A, Ref. VRD MFH RB (LOC-U.S. Bank, N.A.) (f)	0.14%	12/01/24	5,235	5,235,000

Prince Georges (County of), Maryland (Collington Episcopal Life Care Community, Inc.); Series 2006 B, Ref. VRD RB (LOC-Bank of America, N.A.) (f)	0.13%	04/01/28	23,310	23,310,000

Quakertown (Borough of), Pennsylvania General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC-PNC Bank, N.A.) (f)	0.11%	07/01/26	3,400	3,400,000

Reno (City of), Nevada (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC-Wells Fargo Bank, N.A.) (f)	0.11%	06/01/39	1,085	1,085,000

Rhode Island (State of) Health & Educational Building Corp. (Care New England); Series 2008 A, VRD Hospital Financing RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.12%	09/01/32	4,655	4,655,000

Richland (County of), Ohio (Wesleyan Senior Living Obligated Group); Series 2004 A, Ref. VRD Health Care Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.15%	11/01/27	5,340	5,340,000

Rush Medical Foundation; Series 2006, VRD Sec. Taxable Promissory Notes (LOC-U.S. Bank, N.A.) (f)	0.21%	12/01/31	5,400	5,400,000

Seattle (City of), Washington Housing Authority (Bayview Manor); Series 1994 B, VRD Low-Income Housing Assistance RB (LOC-U.S. Bank, N.A.) (f)	0.14%	05/01/19	2,095	2,095,000

Smyrna (City of), Georgia Housing Authority (The Gardens of Post Village); Series 1996, VRD MFH RB (CEP-FNMA)	0.12%	06/01/25	2,800	2,800,000

Snohomish (County of), Washington Housing Authority (Autumn Chase Apartments); Series 2005, VRD RB (LOC-Bank of America, N.A.) (f)	0.15%	07/01/36	6,555	6,555,000

South Carolina (State of) Educational Facilities Authority for Private Non-Profit Institutions of Higher Learning (Columbia College); Series 2001, VRD RB (LOC-Bank of America, N.A.) (f)	0.15%	12/01/22	1,900	1,900,000

South Carolina (State of) Housing Finance & Development Authority (Runaway Bay Apartments); Series 2005, Ref. VRD MFH Rental RB (CEP-FNMA)	0.13%	11/15/35	7,565	7,564,951

South Carolina (State of) Jobs-Economic Development Authority (Sisters of Charity Providence Hospitals); Series 2002, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.11%	11/01/32	34,185	34,185,000

South Carolina (State of) Jobs-Economic Development Authority (YMCA of Columbia, SC); Series 2006, VRD RB (LOC-Bank of America, N.A.) (f)	0.15%	10/01/28	9,410	9,410,000

South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.15%	03/01/28	6,502	6,502,000

See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced—(continued)

South Fulton (Region of), Georgia Municipal Regional Water & Sewer Authority; Series 2007, VRD RB (LOC-Bank of America, N.A.) (f)	0.13%	01/01/33	$9,265	$9,265,000

St. Charles (County of), Missouri Public Water Supply District No. 2; Series 2005 A, VRD COP (LOC-Bank of America, N.A.) (f)	0.15%	12/01/33	14,070	14,070,000

St. James (Parish of), Louisiana (NuStar Logistics, L.P.); Series 2008, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.13%	06/01/38	9,700	9,700,000

St. Joseph (City of), Missouri Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC-U.S. Bank, N.A.) (f)	0.09%	11/15/43	11,825	11,825,000

St. Louis (City of), Missouri Industrial Development Authority (Saint Louis Art Museum); Series 2009 B, VRD Cultural Facilities RB (LOC-U.S. Bank, N.A.) (f)	0.10%	12/01/40	5,150	5,150,000

St. Louis (County of), Missouri Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP-FNMA)	0.14%	04/15/27	4,970	4,970,000

St. Paul (City of), Minnesota Port Authority;
Series 2009-10 CC, VRD District Cooling RB (LOC-Deutsche Bank AG) (b)(f)	0.20%	03/01/29	4,800	4,800,000

Series 2009-12 EE, VRD District Cooling RB (LOC-Deutsche Bank AG) (b)(f)	0.22%	03/01/29	1,070	1,070,000

St. Petersburg (City of), Florida Health Facilities Authority (Florida Blood Services, Inc.); Series 2008, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.15%	06/01/33	11,000	11,000,000

Sumter (County of), Florida Industrial Development Authority (American Cement Co., LLC); Series 2007, VRD Solid Waste Disposal RB (LOC-Bank of America, N.A.) (f)	0.37%	03/01/42	4,530	4,530,000

Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC-Northern Trust Co.) (f)	0.10%	11/15/50	3,500	3,500,000

Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 C-4, Ref. VRD RB (LOC-Bank of America, N.A.) (f)	0.13%	07/01/47	20,100	20,100,000

Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (LOC-Bank of America, N.A.) (f)	0.19%	05/01/42	4,690	4,690,000

Texas (State of) Department of Housing & Community Affairs (NHP Foundation-Asmara Affordable Housing, Inc.); Series 2003, Ref. VRD MFH RB (CEP-FHLMC)	0.10%	07/01/33	18,205	18,205,000

Texas (State of) Department of Housing & Community Affairs (West Oaks Senior Apartments); Series 2008, VRD MFH RB (CEP-FHLMC)	0.15%	07/01/41	13,125	13,125,000

Texas (State of) Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD MFH RB (CEP-FHLMC)	0.17%	06/01/41	12,500	12,500,000

University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.12%	01/15/22	5,000	5,000,000

University of Virginia Real Estate Foundation; Series 2001, VRD Taxable RB (LOC-Wells Fargo Bank, N.A.) (c)(f)	0.22%	07/01/26	38,085	38,085,000

Vermont (State of) Educational & Health Buildings Financing Agency (North Country Hospital); Series 2007 A, VRD RB (LOC-TD Bank, N.A.) (f)	0.12%	10/01/34	900	900,000

Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC-TD Bank, N.A.) (f)	0.09%	09/01/38	16,100	16,100,000

Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2008 A, VRD RB (LOC-PNC Bank, N.A.) (f)	0.09%	12/01/38	32,500	32,500,000

Virginia (State of) Small Business Financing Authority (Virginia Museum of Fine Arts Foundation); Series 2005, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.15%	08/01/35	16,225	16,225,000

Virginia (State of) Small Business Financing Authority (WoodFuels Virginia, LLC); Series 2009 B, VRD Taxable RB (LOC-Bank of America, N.A.) (f)	0.38%	10/01/24	5,580	5,580,000

Volusia (County of), Florida Housing Finance Authority (The Anatole Apartments); Series 2002, Ref. VRD MFH RB (CEP-FNMA)	0.13%	10/15/32	750	750,000

Warren (County of), Ohio (Otterbein Homes); Series 2009, VRD Health Care Facilities Improvement RB (LOC-U.S. Bank, N.A.) (f)	0.13%	07/01/39	4,500	4,500,000

Washington (County of), Nebraska (Cargill Dow Polymers LLC); Series 2000, VRD IDR (LOC-Wells Fargo Bank, N.A.) (f)	0.11%	06/01/18	10,000	10,000,000

Washington (State of) Higher Education Facilities Authority (Seattle Pacific University); Series 2008, Ref. VRD RB (LOC-U.S. Bank, N.A.) (f)	0.12%	10/01/30	19,800	19,800,000

Washington (State of) Housing Finance Commission (Cambridge Apartments); Series 2009, Ref. VRD MFH RB (CEP-FNMA)	0.13%	12/15/44	950	950,000

Washington (State of) Housing Finance Commission (Holly Village Senior Living); Series 1999 A, VRD MFH RB (CEP-FNMA)	0.17%	07/15/32	5,000	5,000,000

Washington (State of) Housing Finance Commission (Inglenook Court); Series 1995, VRD MFH Mortgage RB (CEP-FHLMC)	0.15%	07/01/25	8,300	8,300,000

See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced—(continued)

Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP-FHLMC)	0.12%	07/01/44	$8,000	$8,000,000

Washington (State of) Housing Finance Commission (Merrill Gardens at Queen Anne); Series 2004 A, VRD MFH RB (CEP-FNMA)	0.14%	09/01/38	2,000	2,000,000

Washington (State of) Housing Finance Commission (New Haven Apartments); Series 2009, Ref. VRD MFH RB (CEP-FNMA)	0.13%	12/15/44	3,100	3,100,000

Washington (State of) Housing Finance Commission (Nikkei Concerns); Series 1994, VRD Non-Profit RB (LOC-U.S. Bank, N.A.) (f)	0.13%	10/01/19	2,815	2,815,000

Washington (State of) Housing Finance Commission (Pacific Inn Apartments); Series 1996 A, VRD MFH RB (LOC-U.S. Bank, N.A.) (f)	0.17%	05/01/28	2,575	2,575,000

Washington (State of) Housing Finance Commission (Rockwood Retirement Communities Program); Series 1999 A, VRD Non-Profit RB (LOC-Wells Fargo Bank, N.A.) (f)	0.13%	01/01/30	13,775	13,775,000

Washington (State of) Housing Finance Commission (The Bush School); Series 2006, VRD Non-Profit RB (LOC-Bank of America, N.A.) (f)	0.14%	04/01/34	4,790	4,790,000

Washington (State of) Housing Finance Commission (YMCA of Greater Seattle Program); Series 2007, VRD Non-Profit RB (LOC-Bank of America, N.A.) (f)	0.14%	09/01/37	3,000	3,000,000

West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC-PNC Bank, N.A.) (f)	0.14%	04/01/22	7,770	7,770,000

Westmoreland (County of), Pennsylvania Industrial Development Authority (Greensburg Thermal, LLC); Series 2005 A, Ref. VRD RB (LOC-PNC Bank, N.A.) (f)	0.14%	12/01/24	7,325	7,325,000

Williamstown (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2008 B, VRD Lease Program RB (LOC-U.S. Bank, N.A.) (f)	0.13%	12/01/38	4,965	4,965,000

Winder (City of) & Barrow (County of), Georgia Joint Development Authority (Republic Services, Inc.); Series 2004, VRD Solid Waste Disposal RB (LOC-Wells Fargo Bank, N.A.) (f)	0.15%	11/01/34	15,000	15,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital, Inc. Obligated Group); Series 2004, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.08%	08/15/34	44,400	44,400,000

Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.15%	06/01/37	6,685	6,685,000

Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health, Inc. Obligated Group); Series 2009 A, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.09%	04/01/35	9,900	9,900,000

Wisconsin (State of) Health & Educational Facilities Authority (Goodwill Industries of Southeastern Wisconsin, Inc.); Series 2009, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.11%	06/01/39	9,605	9,605,000

Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.13%	12/01/36	10,700	10,700,000

Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic); Series 2006 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.13%	01/15/36	33,265	33,265,000

Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin, Inc.); Series 2008 B, Ref. VRD RB (LOC-U.S. Bank, N.A.) (f)	0.10%	12/01/33	26,000	26,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance, Inc.); Series 2009, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.11%	06/01/39	16,000	16,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.); Series 2008 B, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.15%	12/01/26	5,410	5,410,000

Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group); Series 2008 A, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.15%	08/01/30	5,900	5,900,000

Total Variable Rate Demand Notes (Cost $3,272,872,242)				3,272,872,242

Other Bonds & Notes—5.17%

ING Bank N.V. Sr. Unsec. Notes (b)(c)(d)	1.24%	02/09/12	75,000	75,113,565

JPMorgan Chase Bank N.A. Sr. Unsec. Notes (d)	0.37%	12/07/12	200,000	200,000,000

Lloyds TSB Bank PLC Sr. Unsec. Euro MTN (b)(d)	0.98%	12/02/11	105,000	105,001,806

Rabobank Nederland Sr. Unsec. Notes (b)(c)(d)	0.60%	12/14/12	50,000	50,000,000

Royal Bank of Canada Sr. Unsec. Notes (b)(c)(d)	0.42%	11/30/12	200,000	200,000,000

Svenska Handelsbanken A.B. Notes (b)(c)(d)	0.38%	12/07/12	150,000	150,000,000

Westpac Banking Corp. Sr. Unsec. Notes (b)(c)(d)	0.42%	12/06/12	150,000	150,000,000

Total Medium-Term Notes (Cost $930,115,371)				930,115,371

TOTAL INVESTMENTS (excluding Repurchase Agreements)—98.15% (Cost $17,656,130,400)				17,656,130,400

See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Liquid Assets Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements—1.82%(g)

Barclays Capital Inc., Joint agreement dated 11/30/11, aggregate maturing value of $324,170,507 (collateralized by U.S. Treasury obligations valued at $330,653,016; 1.50%-2.13%, 11/30/14-07/31/16)	0.10%	12/01/11	$26,640,434	$26,640,360

Societe Generale, Joint agreement dated 11/30/11, aggregate maturing value of $950,002,639 (collateralized by U.S. Treasury obligations valued at $969,000,069; 0%-4.75%, 04/19/12-05/15/39)	0.10%	12/01/11	200,000,556	200,000,000

Wells Fargo Securities, LLC, Term agreement dated 11/18/11, maturing value $100,025,833 (collateralized by Corporate obligations valued at $105,001,942; 0%-1.85%, 02/21/12-09/25/37)	0.30%	12/19/11	100,025,833	100,000,000

Total Repurchase Agreements (Cost $326,640,360)				326,640,360

TOTAL INVESTMENTS(h)(i)—99.96% (Cost $17,982,770,760)				17,982,770,760

OTHER ASSETS LESS LIABILITIES—0.04%				6,823,129

NET ASSETS—100.00%				$17,989,593,889

Investment Abbreviations:

CEP	— Credit Enhancement Provider
COP	— Certificates of Participation
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GO	— General Obligation
Gtd.	— Guaranteed
IDR	— Industrial Development Revenue Bonds
LOC	— Letter of Credit
MFH	— Multi-Family Housing
MTN	— Medium-Term Notes
PCR	— Pollution Control Revenue Bonds
RB	— Revenue Bonds
Ref.	— Refunding
Sec.	— Secured
Sr.	— Senior
Unsec.	— Unsecured
VRD	— Variable Rate Demand
Wts.	— Warrants
Notes to Schedule of Investments:

(a)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 10.5%; Australia: 8.8%; Netherlands: 7.1%; other countries less than 5% each: 16.0%.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2011 was $8,468,629,680, which represented 47.08% of the Fund’s Net Assets.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2011.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2011.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1E.
(h)	Also represents cost for federal income tax purposes.
See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Liquid Assets Portfolio

(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

JPMorgan Chase Bank, N.A.	5.0%

See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Schedule of Investments
November 30, 2011
(Unaudited)
STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper—68.50%(a)

Asset-Backed Securities — Consumer Receivables–14.38%

Amsterdam Funding Corp. (b)	0.25%	12/12/11	$50,000	$49,996,181

Bryant Park Funding LLC (b)	0.18%	01/04/12	145,000	144,975,350

Salisbury Receivables Co. LLC (b)	0.19%	12/06/11	32,000	31,999,155

Sheffield Receivables Corp. (b)	0.32%	01/03/12	75,000	74,978,000

Sheffield Receivables Corp. (b)	0.32%	01/04/12	50,000	49,984,889

Sheffield Receivables Corp. (b)	0.32%	01/13/12	23,500	23,491,018

Thames Asset Global Securitization No. 1, Inc. (b)(c)	0.25%	12/09/11	55,616	55,612,910

				431,037,503

Asset-Backed Securities — Fully Supported–4.57%

Straight-A-Funding LLC -Series 1, (CEP-Federal Financing Bank) (b)	0.11%	12/14/11	27,061	27,059,925

Variable Funding Capital Co., LLC, (CEP-Wells Fargo Bank N.A.) (b)	0.13%	12/01/11	35,000	35,000,000

Variable Funding Capital Co., LLC, (CEP-Wells Fargo Bank N.A.) (b)	0.15%	01/09/12	75,000	74,987,813

				137,047,738

Asset-Backed Securities — Fully Supported Bank–11.87%

Concord Minutemen Capital Co., LLC -Series A, (Multi-CEP’s-Guggenheim Treasury Services LLC) (b)(c)	0.30%	12/06/11	50,000	49,997,917

Govco LLC, (CEP-Citibank, N.A.) (b)	0.14%	12/22/11	69,000	68,994,365

Govco LLC, (CEP-Citibank, N.A.) (b)	0.15%	12/12/11	75,000	74,996,562

Grampian Funding Ltd./LLC (CEP-Lloyds TSB Bank PLC) (b)(c)	0.27%	12/15/11	47,000	46,995,065

Kells Funding LLC (CEP-Federal Republic of Germany) (b)(c)	0.37%	12/07/11	35,000	34,997,842

Liberty Street Funding LLC, (CEP-Bank of Nova Scotia) (b)(c)	0.14%	12/14/11	50,000	49,997,472

Liberty Street Funding LLC, (CEP-Bank of Nova Scotia) (b)(c)	0.15%	12/08/11	30,000	29,999,125

				355,978,348

Asset-Backed Securities — Multi-Purpose–23.37%

CAFCO, LLC (b)	0.24%	01/04/12	95,000	94,978,467

Chariot Funding, LLC/Ltd. (b)	0.14%	12/08/11	50,000	49,998,639

Chariot Funding, LLC/Ltd. (b)	0.19%	01/20/12	50,000	49,986,805

Chariot Funding, LLC/Ltd. (b)	0.20%	01/13/12	50,000	49,988,056

CHARTA, LLC (b)	0.13%	12/20/11	55,000	54,996,226

CRC Funding LLC (b)	0.15%	12/02/11	75,000	74,999,687

CRC Funding LLC (b)	0.15%	12/06/11	25,000	24,999,479

CRC Funding LLC (b)	0.24%	01/04/12	47,000	46,989,347

Gemini Securitization Corp., LLC (b)	0.31%	12/13/11	60,000	59,993,800

Jupiter Securitization Corp. (b)	0.15%	12/05/11	58,324	58,323,028

Nieuw Amsterdam Receivables Corp. (b)(c)	0.24%	12/02/11	70,000	69,999,533

Regency Markets No. 1, LLC (b)(c)	0.29%	12/07/11	65,512	65,508,834

				700,761,901

Asset-Backed Securities — Securities–1.17%

Solitaire Funding Ltd./LLC (b)(c)	0.32%	01/05/12	35,000	34,989,111

Diversified Banks—8.34%

Deutsche Bank Financial LLC (c)	0.30%	12/01/11	50,000	50,000,000

Deutsche Bank Financial LLC (c)	0.31%	12/02/11	100,000	99,999,139

Sumitomo Mitsui Banking Corp. (b)(c)	0.30%	01/20/12	100,000	99,958,333

				249,957,472

See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Life & Health Insurance—4.80%

MetLife Short Term Funding LLC (b)	0.18%	12/08/11	$55,000	$54,998,075

MetLife Short Term Funding LLC (b)	0.18%	01/09/12	29,000	28,994,345

MetLife Short Term Funding LLC (b)	0.19%	12/01/11	60,000	60,000,000

				143,992,420

Total Commercial Paper (Cost $2,053,764,493)				2,053,764,493

Variable Rate Demand Notes—17.27%(d)

Credit Enhanced—17.27%

A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC-Wells Fargo Bank, N.A.) (e)	0.22%	06/01/29	2,700	2,700,000

Allegheny (County of), Pennsylvania Hospital Development Authority (University of Pittsburgh Medical Center); Series 2010 C, VRD RB (LOC-PNC Bank N.A.) (e)	0.10%	05/15/38	3,825	3,825,000

Allegheny (County of), Pennsylvania Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC-PNC Bank, N.A.) (e)	0.14%	10/01/25	4,785	4,785,000

Apache (County of), Arizona Industrial Development Authority (Tucson Electric Power Co.-Springerville); Series 1983 B, VRD IDR (LOC- Bank of New York Mellon) (e)	0.11%	12/15/18	7,400	7,400,000

Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC-JPMorgan Chase Bank, N.A.) (e)	0.22%	12/01/28	5,000	5,000,000

Bexar (County of), Texas Housing Finance Corp. (Northwest Trails Apartments); Series 2004, Ref. VRD MFH RB (CEP-FNMA)	0.20%	12/15/34	3,355	3,355,000

Breckinridge (County of), Kentucky (Kentucky Association of Counties Leasing Trust);
Series 1999, VRD Lease Program RB (LOC-U.S. Bank, N.A.) (e)	0.10%	12/01/29	5,900	5,900,000

Series 2001 A, Ref. VRD Limited Tax Lease Program RB (LOC-U.S. Bank, N.A.) (e)	0.10%	02/01/31	6,485	6,485,000

Butler (County of), Pennsylvania General Authority (New Castle Area School District); Series 2009 A, VRD RB (LOC-PNC Bank, N.A.) (e)	0.14%	03/01/29	5,870	5,870,000

Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC-PNC Bank, N.A.) (e)	0.14%	11/01/40	840	840,000

Clackamas (County of), Oregon Hospital Facility Authority (Legacy Health System);
Series 2008 A, VRD RB (LOC-U.S. Bank, N.A.) (e)	0.09%	06/01/37	13,700	13,700,000

Series 2008 C, VRD RB (LOC-U.S. Bank, N.A.) (e)	0.09%	06/01/37	25,800	25,800,000

Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society);
Series 2007, VRD RB (LOC-U.S. Bank, N.A.) (e)	0.11%	06/01/37	5,000	5,000,000

Series 2008, Ref. VRD RB (LOC-U.S. Bank, N.A.) (e)	0.14%	06/01/15	4,895	4,895,000

Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC-U.S. Bank, N.A.) (e)	0.14%	03/01/34	2,400	2,400,000

District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC-PNC Bank, N.A.) (e)	0.11%	04/01/38	31,500	31,500,000

Dutchess (County of), New York Industrial Development Agency (Trinity-Pawling School Corp. Civic Facility); Series 2002, VRD RB (LOC-PNC Bank, N.A.) (e)	0.14%	10/01/32	6,530	6,530,000

Franklin (County of), Ohio (Doctors Ohio Health Corp.); Sub. Series 1998 B, VRD Hospital Facilities RB (LOC-PNC Bank, N.A.) (e)	0.13%	12/01/28	5,965	5,965,000

Gillette (City of), Wyoming (PacifiCorp); Series 1988, Ref. VRD PCR (LOC-Barclays Bank PLC) (c)(e)	0.11%	01/01/18	5,620	5,620,000

Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC-TD Bank, N.A.) (e)	0.14%	03/01/30	1,800	1,800,000

Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC-PNC Bank, N.A.) (e)	0.11%	04/01/38	8,600	8,600,000

Illinois (State of) Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC-Northern Trust Co.) (e)	0.10%	12/01/28	8,500	8,500,000

Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.15%	08/01/28	12,590	12,590,000

See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced—(continued)

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.13%	08/15/25	$8,040	$8,040,000

Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.11%	02/01/24	5,700	5,700,000

Indiana (State of) Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.11%	02/01/39	3,700	3,700,000

Iowa (State of) Higher Education Loan Authority (Loras College); Series 2002, VRD Private College Facility RB (LOC-Bank of America, N.A.) (e)	0.17%	11/01/32	1,200	1,200,000

Jackson (County of), Michigan Economic Development Corp. (Vista Grande Villa); Series 2001 A, Ref. VRD Limited Obligation RB (LOC-Bank of America, N.A.) (e)	0.20%	11/01/31	5,800	5,800,000

Jacksonville (City of), Florida Health Facilities Authority (University of Florida Jacksonville Physicians, Inc.); Series 2002, VRD RB (LOC-Bank of America, N.A.) (e)	0.18%	06/01/22	3,550	3,550,000

Jacksonville (City of), Florida Housing Finance Authority (St. Augustine Apartments); Series 2006, Ref. VRD MFH RB (CEP-FNMA)	0.13%	07/15/33	3,830	3,830,000

Lake Tapps Parkway Properties; Series 1999 A, VRD Special RB (LOC-U.S. Bank, N.A.) (e)	0.17%	12/01/19	6,570	6,570,000

Manatee (County of), Florida (St. Stephen’s Upper School); Series 2000, VRD RB (LOC-Bank of America, N.A.) (e)	0.19%	11/01/25	3,800	3,800,000

Massachusetts (State of) Development Finance Agency (Boston University Issue) Series 2008 U-1, VRD RB (LOC-Bank of Nova Scotia) (c)(e)	0.09%	10/01/40	7,000	7,000,000

Massachusetts (State of) Development Finance Agency (Brandon Residential Treatment Center, Inc.); Series 2003, VRD RB (LOC-TD Bank, N.A.) (e)	0.13%	04/01/28	5,275	5,275,000

Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC-TD Bank, N.A.) (e)	0.10%	10/01/38	7,080	7,080,000

Massachusetts (State of) Housing Finance Agency (Avalon at Bedford Center); Series 2007 A, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.15%	06/01/37	14,806	14,806,000

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.11%	10/15/38	10,687	10,687,000

Michigan (State of) Strategic Fund (Consumers Energy Co.) Series 2008, VRD Limited Obligation RB (LOC-Bank of Nova Scotia) (c)(e)	0.08%	04/15/18	5,700	5,700,000

Mississippi (State of) Business Finance Corp. (Rush Medical Foundation); Series 2006, VRD Health Care Facilities RB (LOC-U.S. Bank, N.A.) (e)	0.11%	12/01/31	26,235	26,235,000

Mississippi (State of) Development Bank (Harrison County); Series 2008 A-1, Ref. VRD Special Obligation RB (LOC-Bank of America, N.A.) (e)	0.15%	10/01/17	500	500,000

Monmouth (City of), Illinois (Monmouth College); Series 2005, VRD IDR (LOC-PNC Bank, N.A.) (e)	0.14%	06/01/35	5,735	5,735,000

Montgomery (County of), Ohio (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC-U.S. Bank, N.A.) (e)	0.12%	05/01/26	4,450	4,450,000

Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC-Lloyds TSB Bank PLC) (c)(e)	0.13%	07/01/38	27,225	27,225,000

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP-FNMA)	0.13%	02/15/34	3,695	3,695,000

New Jersey (State of) Turnpike Authority; Series 2009 A, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.12%	01/01/24	34,500	34,500,000

New York (City of), New York Industrial Development Agency (Abraham Joshua Heschel High School); Series 2002, VRD Civic Facility RB (LOC-TD Bank, N.A.) (e)	0.12%	04/01/32	5,800	5,800,000

North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.) (e)	0.12%	09/01/27	8,035	8,035,000

Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC-PNC Bank, N.A.) (e)	0.14%	06/01/23	6,530	6,530,000

Ohio (State of) Higher Educational Facility Commission (Ohio Dominican University); Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.14%	12/01/37	800	800,000

Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP-FNMA)	0.17%	10/15/38	1,600	1,600,000

Pell City (City of), Alabama Special Care Facilities Financing Authority (Noland Health Services, Inc.); Series 2009 A, VRD RB (LOC-U.S. Bank, N.A.) (e)	0.14%	12/01/39	3,000	3,000,000

See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced—(continued)

Pennsylvania (State of) Economic Development Financing Authority (Pennsylvania Treasury Department Hospital Enhanced Loan -J.C. Blair Memorial Hospital); Series 2007 A-1, VRD RB (LOC-PNC Bank, N.A.) (e)	0.14%	03/01/19	$2,885	$2,885,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-The Waynesburg College); Series 2004 N-2, VRD RB (LOC-PNC Bank, N.A.) (e)	0.14%	05/01/34	3,000	3,000,000

Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC-Barclays Bank PLC) (c)(e)	0.10%	12/01/38	20,750	20,750,000

Portland (Port of), Oregon (Portland Bulk Terminals, LLC); Series 2006, Ref. VRD Special Obligation RB (LOC-Canadian Imperial Bank of Commerce) (c)(e)	0.12%	03/01/36	11,000	11,000,000

Saline (City of), Michigan Economic Development Corp. (Evangelical Homes of Michigan-Brecon Village); Series 1997, VRD Limited Obligation RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.13%	11/01/25	3,400	3,400,000

San Antonio (City of), Texas Education Facilities Corp. (University of the Incarnate Word); Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.15%	12/01/27	100	100,000

South Carolina (State of) Educational Facilities Authority for Private Non-Profit Institutions of Higher Learning (Columbia College); Series 2001, VRD RB (LOC-Bank of America, N.A.) (e)	0.15%	12/01/22	4,700	4,700,000

Volusia (County of), Florida Health Facilities Authority (Southwest Volusia Healthcare Corp.); Series 1994 A, VRD Hospital RB (LOC-TD Bank, N.A.) (e)	0.09%	11/15/23	9,335	9,335,000

Warren (County of), Kentucky (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.15%	06/01/30	4,400	4,400,000

Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2009 B, VRD RB (LOC-U.S. Bank, N.A.) (e)	0.09%	11/15/39	14,000	14,000,000

Washington (State of) Housing Finance Commission (Bertschi School); Series 2006, VRD Non-Profit RB (LOC-U.S. Bank, N.A.) (e)	0.14%	06/01/35	5,810	5,810,000

Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP-FNMA)	0.20%	09/15/20	2,780	2,780,000

Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.);

Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.13%	12/01/36	7,000	7,000,000

Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.13%	12/01/36	11,000	11,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Jewish Home & Care Center, Inc.); Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.15%	03/01/36	6,380	6,380,000

Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.); Series 2002, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.20%	12/01/32	11,465	11,465,000

Total Variable Rate Demand Notes (Cost $517,908,000)				517,908,000

Certificate of Deposit—4.17%

Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Cost $125,000,000)	0.26%	12/30/11	125,000	125,000,000

TOTAL INVESTMENTS (excluding Repurchase Agreements)–89.94% (Cost $2,696,672,493)				2,696,672,493

			Repurchase
			Amount

Repurchase Agreements—9.90%(f)

Merrill Lynch, Pierce, Fenner & Smith, Inc., Joint agreement dated 11/30/11, aggregate maturing value $350,000,972 (collateralized by U.S. Government sponsored agency obligations valued at $357,000,895; 0.20%-4.88%, 05/18/12-11/27/13), (Cost $296,788,840)	0.10%	12/01/11	296,789,664	296,788,840

TOTAL INVESTMENTS(g)(h)–99.84% (Cost $2,993,461,333)				2,993,461,333

OTHER ASSETS LESS LIABILITIES–0.16%				4,834,467

NET ASSETS–100.00%				$2,998,295,800

See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

STIC Prime Portfolio
Investment Abbreviations:

CEP	— Credit Enhancement Provider
FNMA	— Federal National Mortgage Association
GO	— General Obligation
IDR	— Industrial Development Revenue Bonds
LOC	— Letter of Credit
MFH	— Multi-Family Housing
PCR	— Pollution Control Revenue Bonds
RB	— Revenue Bonds
Ref.	— Refunding
Sr.	— Senior
Sub.	— Subordinated
VRD	— Variable Rate Demand
Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2011 was $1,903,765,354, which represented 63.49% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 10.2%; Germany: 6.2%; other countries less than 5% each: 9.1%.
(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2011.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Principal amount equals value at period end. See Note 1E.
(g)	Also represents cost for federal income tax purposes.
(h)	Entities may either issue, guaranteed, backed or otherwise enhanced the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.
See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Schedule of Investments
November 30, 2011
(Unaudited)
Treasury Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Securities—43.51%

U.S. Treasury Bills—35.12%(a)

U.S. Treasury Bills	0.02%	01/05/12	$207,000	$206,996,981

U.S. Treasury Bills	0.01%	01/12/12	250,000	249,997,083

U.S. Treasury Bills	0.02%	01/12/12	150,000	149,997,200

U.S. Treasury Bills	0.06%	01/12/12	150,000	149,988,625

U.S. Treasury Bills	0.27%	01/12/12	150,000	149,952,400

U.S. Treasury Bills	0.06%	01/19/12	150,000	149,987,546

U.S. Treasury Bills	0.07%	01/19/12	200,000	199,980,944

U.S. Treasury Bills	0.11%	01/19/12	150,000	149,978,154

U.S. Treasury Bills	0.03%	01/26/12	150,000	149,993,583

U.S. Treasury Bills	0.08%	01/26/12	150,000	149,980,167

U.S. Treasury Bills	0.10%	01/26/12	100,000	99,984,756

U.S. Treasury Bills	0.11%	01/26/12	150,000	149,974,333

U.S. Treasury Bills	0.13%	02/02/12	150,000	149,965,875

U.S. Treasury Bills	0.01%	02/09/12	250,000	249,995,139

U.S. Treasury Bills	0.07%	02/09/12	195,000	194,973,458

U.S. Treasury Bills	0.01%	02/16/12	250,000	249,994,653

U.S. Treasury Bills	0.08%	02/16/12	100,000	99,983,424

U.S. Treasury Bills	0.08%	02/16/12	100,000	99,982,889

U.S. Treasury Bills	0.02%	02/23/12	340,000	339,988,100

U.S. Treasury Bills	0.01%	03/01/12	300,000	299,992,417

U.S. Treasury Bills	0.06%	03/08/12	150,000	149,973,458

U.S. Treasury Bills	0.03%	04/05/12	300,000	299,968,500

U.S. Treasury Bills	0.05%	04/12/12	250,000	249,958,438

U.S. Treasury Bills	0.06%	04/19/12	250,000	249,938,750

U.S. Treasury Bills	0.06%	04/26/12	200,000	199,955,083

U.S. Treasury Bills	0.06%	04/26/12	200,000	199,951,000

U.S. Treasury Bills	0.06%	05/03/12	250,000	249,933,160

U.S. Treasury Bills	0.05%	05/10/12	190,000	189,956,664

U.S. Treasury Bills	0.05%	05/24/12	250,000	249,935,590

U.S. Treasury Bills	0.06%	05/24/12	200,000	199,940,695

U.S. Treasury Bills	0.75%	05/31/12	88,000	88,304,953

U.S. Treasury Bills	0.11%	10/18/12	100,000	99,901,611

				6,069,405,629

U.S. Treasury Notes—8.39%

U.S. Treasury Notes	0.88%	01/31/12	553,000	553,746,988

U.S. Treasury Notes	1.38%	02/15/12	150,000	150,396,237

U.S. Treasury Notes	0.88%	02/29/12	443,000	443,875,071

U.S. Treasury Notes	1.75%	08/15/12	150,000	151,727,679

U.S. Treasury Notes	0.38%	08/31/12	150,000	150,291,903

				1,450,037,878

Total U.S. Treasury Securities (Cost $7,519,443,507)				7,519,443,507

TOTAL INVESTMENTS (excluding Repurchase Agreements)–43.51% (Cost $7,519,443,507)				7,519,443,507

See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Treasury Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements—56.47%(b)

Barclays Capital Inc., Joint agreement dated 11/30/11, aggregate maturing value of $324,170,507 (collateralized by U.S. Treasury obligations valued at $330,653,016; 1.50%-2.13%, 11/30/14-07/31/16)	0.10%	12/01/11	$270,394,609	$270,393,858

Barclays Capital Inc., Term agreement dated 11/03/11, maturing value of $700,116,667 (collateralized by U.S. Treasury obligations valued at $714,000,088; 1.00%-6.00%, 09/30/16-02/15/26) (c)	0.08%	01/17/12	700,116,667	700,000,000

Barclays Capital Inc., Term agreement dated 11/14/11, maturing value of $500,066,667 (collateralized by U.S. Treasury obligations valued at $510,000,059; 1.75%-7.63%, 02/28/13-05/15/40) (c)	0.08%	01/13/12	500,066,667	500,000,000

Barclays Capital Inc., Term agreement dated 11/17/11, maturing value of $800,119,111 (collateralized by U.S. Treasury obligations valued at $816,000,075; 0%-4.50%, 11/15/12-08/15/39) (c)	0.08%	01/23/12	800,119,111	800,000,000

BNP Paribas Securities Corp., Agreement dated 11/30/11, maturing value $250,000,694 (collateralized by U.S. Treasury obligations valued at $255,000,034; 2.50%-3.88%, 01/15/29-04/15/29)	0.10%	12/01/11	250,000,694	250,000,000

BNP Paribas Securities Corp., Term agreement dated 11/03/11, maturing value $700,131,250 (collateralized by U.S. Treasury obligations valued at $714,000,065; 1.13%-2.38%, 01/15/16-01/15/25) (c)	0.09%	01/17/12	700,131,250	700,000,000

CIBC World Markets Corp., Agreement dated 11/30/11, maturing value of $100,000,278 (collateralized by U.S. Treasury obligations valued at $102,004,376; 0.13%-3.75%, 12/31/12-11/15/41)	0.10%	12/01/11	100,000,278	100,000,000

Credit Suisse Securities (USA) LLC, Agreement dated 11/30/11, maturing value of $500,001,389 (collateralized by U.S. Treasury obligations valued at $510,001,272; 0%, 05/15/15-02/15/38)	0.10%	12/01/11	500,001,389	500,000,000

Credit Suisse Securities (USA) LLC, Joint term agreement dated 11/04/11, aggregate maturing value of $500,083,333 (collateralized by U.S. Treasury obligations valued at $510,001,703; 0%-11.25%, 02/15/15-08/15/40)	0.10%	01/03/12	300,050,000	300,000,000

Deutsche Bank Securities Inc., Agreement dated 11/30/11, maturing value $750,001,875 (collateralized by U.S. Treasury obligations valued at $765,000,078; 0.38%-4.50%, 04/15/12-05/15/38)	0.09%	12/01/11	750,001,875	750,000,000

Deutsche Bank Securities Inc., Term agreement dated 10/11/11, maturing value $600,122,667 (collateralized by U.S. Treasury obligations valued at $612,000,063; 0.25%-9.13%, 01/15/12-08/15/41) (c)	0.08%	01/11/12	600,122,667	600,000,000

Goldman, Sachs & Co., Term agreement dated 11/04/11, maturing value $250,004,167 (collateralized by a U.S. Treasury obligation valued at $255,000,045; 0.63%, 07/15/21) (c)	0.01%	01/03/12	250,004,167	250,000,000

HSBC Securities (USA) Inc., Agreement dated 11/30/11, maturing value $500,001,250 (collateralized by U.S. Treasury obligations valued at $510,002,039; 1.38%-4.50%, 01/15/13-02/15/19)	0.09%	12/01/11	500,001,250	500,000,000

JPMorgan Securities Inc., Agreement dated 11/30/11, maturing value $100,000,222 (collateralized by a U.S. Treasury obligation valued at $102,004,600; 0.50%, 05/31/13)	0.08%	12/01/11	100,000,222	100,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc., Agreement dated 11/30/11, maturing value $440,001,100 (collateralized by U.S. Treasury obligations valued at $448,800,044; 3.13%-4.63%, 02/15/40-11/15/41)	0.09%	12/01/11	440,001,100	440,000,000

Morgan Stanley, Agreement dated 11/30/11, maturing value $200,000,556 (collateralized by U.S. Treasury obligations valued at $204,000,079; 2.63%, 06/30/14-07/31/14)	0.10%	12/01/11	200,000,556	200,000,000

RBC Capital Markets Corp., Term agreement dated 11/17/11, maturing value $700,023,722 (collateralized by U.S. Treasury obligations valued at $714,000,041; 0%-11.25%,12/01/11-02/15/41) (c)	0.02%	01/17/12	700,023,722	700,000,000

RBS Securities Inc., Agreement dated 11/30/11, maturing value $500,001,250 (collateralized by U.S.
Treasury obligations valued at $510,003,562; 0.63%-3.38%, 01/15/12-07/15/21)	0.09%	12/01/11	500,001,250	500,000,000

RBS Securities Inc., Term agreement dated 11/17/11, maturing value $500,022,222 (collateralized by U.S. Treasury obligations valued at $510,004,339; 0.13%-2.00%, 04/15/12-01/15/21) (c)	0.05%	12/19/11	500,022,222	500,000,000

Societe Generale, Joint agreement dated 11/30/11, aggregate maturing value of $950,002,639 (collateralized by U.S. Treasury obligations valued at $969,000,069; 0%-4.75%, 04/19/12-05/15/39)	0.10%	12/01/11	350,000,972	350,000,000

See accompanying notes which are an integral part of this schedule.
          Short-Term Investments Trust

Treasury Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements—(continued)

Societe Generale, Term agreement dated 11/01/11, maturing value $500,087,500 (collateralized by U.S. Treasury obligations valued at $510,000,064; 0%-8.75%, 12/15/11-11/15/41) (c)	0.09%	01/10/12	$500,087,500	$500,000,000

Wells Fargo Securities, LLC, Agreement dated 11/30/11, maturing value $250,000,694 (collateralized by U.S. Treasury obligations valued at $255,000,140; 0%-11.25%, 12/22/11-05/15/41)	0.10%	12/01/11	250,000,694	250,000,000

Total Repurchase Agreements (Cost $9,760,393,858)				9,760,393,858

TOTAL INVESTMENTS(d)—99.98% (Cost $17,279,837,365)				17,279,837,365

OTHER ASSETS LESS LIABILITIES—0.02%				3,032,677

NET ASSETS—100.00%				$17,282,870,042

Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Principal amount equals value at period end. See Note 1E.
(c)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.
(d)	Also represents cost for federal income tax purposes.
See accompanying notes which are an integral part of this schedule.
          Short-Term Investments Trust

Schedule of Investments
November 30, 2011
(Unaudited)
Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities—53.89%

Federal Farm Credit Bank (FFCB)—6.11%

Bonds (a)	0.23%	09/28/12	$80,000	$80,000,000

Bonds (a)	0.12%	12/16/11	75,000	74,999,923

Bonds (a)	0.21%	07/19/12	80,000	80,000,000

Bonds (a)	0.18%	08/08/12	52,920	52,912,632

Bonds (a)	0.19%	08/15/12	80,000	79,994,360

Bonds (a)	0.23%	08/17/12	80,000	79,982,701

Bonds (a)	0.25%	01/22/13	80,000	79,962,988

				527,852,604

Federal Home Loan Bank (FHLB)—27.51%

Unsec. Bonds	0.10%	01/11/12	75,000	74,997,994

Unsec. Bonds	0.14%	01/17/12	45,000	44,998,095

Unsec. Bonds	0.10%	01/18/12	75,000	74,996,785

Unsec. Bonds	0.10%	01/19/12	151,000	150,993,138

Unsec. Bonds (a)	0.29%	01/20/12	80,000	79,998,906

Unsec. Bonds	0.13%	01/23/12	71,000	71,000,756

Unsec. Bonds	0.12%	02/13/12	130,000	129,991,386

Unsec. Bonds	0.13%	02/13/12	65,000	64,997,539

Unsec. Bonds	0.12%	02/15/12	140,000	139,991,066

Unsec. Bonds	0.12%	02/23/12	75,000	74,992,549

Unsec. Bonds	0.12%	02/27/12	75,000	74,991,121

Unsec. Bonds	0.12%	02/27/12	80,000	79,991,151

Unsec. Bonds	0.11%	04/02/12	65,000	64,997,385

Unsec. Bonds (a)	0.14%	07/13/12	95,000	94,997,080

Unsec. Bonds (a)	0.15%	07/13/12	60,000	60,000,000

Unsec. Bonds (a)	0.14%	07/19/12	80,000	80,000,000

Unsec. Bonds (a)	0.18%	09/17/12	80,000	79,987,120

Unsec. Disc. Notes (b)	0.00%	12/01/11	27,582	27,581,899

Unsec. Disc. Notes (b)	0.01%	01/13/12	40,000	39,999,522

Unsec. Disc. Notes (b)	0.02%	01/18/12	144,400	144,396,623

Unsec. Disc. Notes (b)	0.01%	01/20/12	200,000	199,996,944

Unsec. Disc. Notes (b)	0.02%	01/20/12	100,000	99,997,917

Unsec. Disc. Notes (b)	0.15%	05/15/12	50,000	49,965,417

Unsec. Disc. Notes (b)	0.16%	06/15/12	40,000	39,964,978

Unsec. Disc. Notes (b)	0.12%	06/25/12	50,000	49,965,500

Unsec. Global Bonds	0.09%	01/23/12	50,000	49,997,661

Unsec. Global Bonds	0.12%	02/24/12	80,000	79,990,976

Unsec. Global Bonds (a)	0.13%	07/19/12	75,000	74,992,900

Unsec. Global Bonds (a)	0.26%	08/28/12	80,000	80,000,000

				2,378,772,408

Federal Home Loan Mortgage Corp. (FHLMC)—7.71%

Unsec. Disc. Notes (b)	0.01%	01/10/12	70,000	69,999,222

Unsec. Disc. Notes (b)	0.13%	02/06/12	50,000	49,987,903

Unsec. Disc. Notes (b)	0.14%	02/06/12	40,000	39,989,578

Unsec. Disc. Notes (b)	0.10%	02/15/12	75,000	74,984,167

Unsec. Disc. Notes (b)	0.11%	02/21/12	50,000	49,987,472

Unsec. Disc. Notes (b)	0.10%	02/23/12	75,000	74,982,500

Unsec. Disc. Notes (b)	0.13%	03/01/12	50,000	49,983,569

Unsec. Disc. Notes (b)	0.10%	03/26/12	50,000	49,983,889

Unsec. Disc. Notes (b)	0.09%	04/02/12	56,689	56,671,568

Unsec. Disc. Notes (b)	0.09%	05/08/12	50,000	49,980,125

See accompanying notes which are an integral part of this schedule.
          Short-Term Investments Trust

Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal Home Loan Mortgage Corp. (FHLMC)—(continued)

Unsec. Disc. Notes (b)	0.10%	05/16/12	$50,000	$49,976,805

Unsec. Disc. Notes (b)	0.10%	05/17/12	50,000	49,976,667

				666,503,465

Federal National Mortgage Association (FNMA)—12.56%

Unsec. Disc. Notes (b)	0.07%	01/04/12	65,000	64,995,703

Unsec. Disc. Notes (b)	0.14%	01/09/12	45,000	44,993,175

Unsec. Disc. Notes (b)	0.13%	01/11/12	62,000	61,990,820

Unsec. Disc. Notes (b)	0.12%	01/17/12	75,000	74,988,250

Unsec. Disc. Notes (b)	0.16%	01/18/12	85,000	84,981,867

Unsec. Disc. Notes (b)	0.13%	02/08/12	65,000	64,983,804

Unsec. Disc. Notes (b)	0.10%	02/14/12	75,000	74,984,375

Unsec. Disc. Notes (b)	0.14%	02/16/12	65,000	64,980,536

Unsec. Disc. Notes (b)	0.14%	02/17/12	65,000	64,980,283

Unsec. Disc. Notes (b)	0.07%	02/22/12	50,000	49,991,931

Unsec. Disc. Notes (b)	0.10%	02/22/12	34,100	34,092,138

Unsec. Disc. Notes (b)	0.15%	03/01/12	50,000	49,981,042

Unsec. Disc. Notes (b)	0.10%	03/02/12	70,000	69,982,111

Unsec. Disc. Notes (b)	0.10%	03/05/12	50,000	49,986,806

Unsec. Disc. Notes (b)	0.09%	04/04/12	50,000	49,983,854

Unsec. Disc. Notes (b)	0.10%	05/01/12	50,000	49,978,889

Unsec. Disc. Notes (b)	0.11%	05/01/12	50,000	49,976,778

Unsec. Global Notes (a)	0.25%	07/26/12	80,000	80,010,703

				1,085,863,065

Total U.S. Government Sponsored Agency Securities (Cost $4,658,991,542)				4,658,991,542

U.S. Treasury Securities—0.87%

U.S. Treasury Bills—0.87%(b)

U.S. Treasury Bills (Cost $74,975,938)	0.28%	01/12/12	75,000	74,975,938

TOTAL INVESTMENTS (excluding Repurchase Agreements)—54.76% (Cost $4,733,967,480)				4,733,967,480

			Repurchase
			Amount

Repurchase Agreements—45.24%(c)

Barclays Capital Inc., Joint term agreement dated 11/15/11, aggregate maturing value $350,055,125 (collateralized by U.S. Government sponsored agency obligations valued at $357,000,565; 0.19%-6.79%, 01/15/12-09/15/60),	0.09%	01/17/12	275,043,312	275,000,000

Barclays Capital Inc., Term agreement dated 11/14/11, maturing value of $300,044,250 (collateralized by U.S. Government sponsored agency obligations valued at $306,000,406; 0%-6.63%, 02/02/12-04/18/36),	0.09%	01/13/12	300,044,250	300,000,000

BNP Paribas Securities Corp., Joint agreement dated 11/30/11, aggregate maturing value $350,001,069 (collateralized by U.S. Government sponsored agency obligations valued at $357,001,035; 0%-5.00%, 11/30/12-01/15/30),	0.11%	12/01/11	348,445,985	348,444,921

Credit Suisse Securities (USA) LLC, Joint term agreement dated 11/04/11, aggregate maturing value of $500,083,333 (collateralized by U.S. Treasury obligations valued at $510,001,703; 0%-11.25%, 02/15/15-08/15/40),	0.10%	01/03/12	125,020,833	125,000,000

Credit Suisse Securities (USA) LLC, Term agreement dated 11/08/11, maturing value of $300,067,167 (collateralized by U.S. Government sponsored agency obligations valued at $309,104,801; 0%-8.88%, 02/13/17-01/15/37),	0.13%	01/09/12	300,067,167	300,000,000

Deutsche Bank Securities Inc., Agreement dated 11/30/11, maturing value $350,001,069 (collateralized by U.S. Government sponsored agency obligations valued at $357,000,000; 0%-6.00%, 12/21/11-04/16/37),	0.11%	12/01/11	350,001,069	350,000,000

Deutsche Bank Securities Inc., Term agreement dated 10/11/11, maturing value $400,112,444 (collateralized by U.S. Government sponsored agency obligations valued at $408,002,892; 0%-7.25%, 12/09/11-09/15/60),	0.11%	01/11/12	400,112,444	400,000,000

See accompanying notes which are an integral part of this schedule.
          Short-Term Investments Trust

Government & Agency Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements—(continued)

Goldman, Sachs & Co., Joint agreement dated 11/30/11, aggregate maturing value $500,001,528 (collateralized by U.S. Government sponsored agency obligations valued at $510,001,015; 0%-6.75%, 05/16/12-09/15/29),	0.11%	12/01/11	$420,001,283	$420,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc., Joint agreement dated 11/30/11, aggregate maturing value $350,000,972 (collateralized by U.S. Government sponsored agency obligations valued at $357,000,895; 0.20%-4.88%, 05/18/12-11/27/13),	0.10%	12/01/11	53,211,308	53,211,160

RBC Capital Markets Corp., Term agreement dated 11/22/11, maturing value of $250,011,458 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,718; 0%-8.25%, 02/16/12-04/15/42),	0.03%	01/17/12	250,011,458	250,000,000

RBS Securities Inc., Joint agreement dated 11/30/11, aggregate maturing value $500,001,528 (collateralized by U.S. Government sponsored agency obligations valued at $510,002,807; 0%-9.38%, 01/15/12-09/15/39),	0.11%	12/01/11	420,001,283	420,000,000

RBS Securities Inc., Joint term agreement dated 11/17/11, aggregate maturing value $300,018,667 (collateralized by U.S. Government sponsored agency obligations valued at $306,003,075; 0%-5.46%, 01/17/12-01/17/17),	0.07%	12/19/11	220,013,689	220,000,000

Societe Generale, Joint agreement dated 11/30/11, aggregate maturing value of $500,001,528 (collateralized by U.S. Government sponsored agency obligations valued at $510,001,073; 0%-5.88%, 07/15/15-04/01/56),	0.11%	12/01/11	450,001,375	450,000,000

Total Repurchase Agreements (Cost $3,911,656,081)				3,911,656,081

TOTAL INVESTMENTS(d)—100.00% (Cost $8,645,623,561)				8,645,623,561

OTHER ASSETS LESS LIABILITIES—0.00%				89,543

NET ASSETS—100.00%				$8,645,713,104

Investment Abbreviations:

Disc.	— Discounted
Unsec.	— Unsecured
Notes to Schedule of Investments:
(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2011.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Principal amount equals value at period end. See Note 1E.
(d)	Also represents cost for federal income tax purposes.
See accompanying notes which are an integral part of this schedule.
          Short-Term Investments Trust

Schedule of Investments
November 30, 2011
(Unaudited)
Government TaxAdvantage Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities—82.73%

Federal Farm Credit Bank (FFCB)—15.28%

Bonds (a)	0.18%	01/25/12	$5,000	$5,000,014

Bonds (a)	0.32%	02/13/12	5,000	5,001,427

Bonds (a)	0.21%	07/19/12	5,000	5,000,000

Bonds (a)	0.22%	08/03/12	20,000	19,999,317

Bonds (a)	0.19%	08/15/12	5,000	4,999,648

Bonds (a)	0.23%	09/28/12	10,000	10,000,000

Disc. Notes (b)	0.01%	12/02/11	15,000	14,999,996

Disc. Notes (b)	0.08%	03/27/12	10,000	9,997,400

Disc. Notes (b)	0.10%	05/10/12	5,000	4,997,764

				79,995,566

Federal Home Loan Bank (FHLB)—67.45%

Unsec. Bonds	0.10%	01/11/12	5,000	4,999,789

Unsec. Bonds	0.10%	01/19/12	10,000	9,999,516

Unsec. Bonds (a)	0.29%	01/20/12	5,000	4,999,932

Unsec. Bonds	0.13%	01/23/12	5,000	5,000,053

Unsec. Bonds	0.12%	02/23/12	5,000	4,999,503

Unsec. Bonds (a)	0.14%	07/13/12	10,000	9,999,693

Unsec. Bonds (a)	0.14%	07/19/12	5,000	5,000,000

Unsec. Bonds (a)	0.18%	09/17/12	5,000	4,999,195

Unsec. Disc. Notes (b)	0.00%	12/01/11	17,418	17,418,101

Unsec. Disc. Notes (b)	0.01%	12/02/11	10,000	9,999,997

Unsec. Disc. Notes (b)	0.01%	12/07/11	10,000	9,999,983

Unsec. Disc. Notes (b)	0.03%	12/07/11	10,000	9,999,950

Unsec. Disc. Notes (b)	0.01%	12/09/11	23,000	22,999,949

Unsec. Disc. Notes (b)	0.01%	12/14/11	15,000	14,999,946

Unsec. Disc. Notes (b)	0.07%	12/15/11	5,000	4,999,864

Unsec. Disc. Notes (b)	0.02%	12/21/11	10,000	9,999,889

Unsec. Disc. Notes (b)	0.02%	12/23/11	25,000	24,999,694

Unsec. Disc. Notes (b)	0.09%	12/28/11	5,000	4,999,663

Unsec. Disc. Notes (b)	0.04%	01/06/12	10,000	9,999,600

Unsec. Disc. Notes (b)	0.03%	01/11/12	15,000	14,999,487

Unsec. Disc. Notes (b)	0.10%	01/11/12	5,000	4,999,431

Unsec. Disc. Notes (b)	0.07%	01/18/12	5,230	5,229,512

Unsec. Disc. Notes (b)	0.12%	01/18/12	7,500	7,498,800

Unsec. Disc. Notes (b)	0.14%	01/20/12	5,000	4,999,028

Unsec. Disc. Notes (b)	0.12%	01/25/12	7,500	7,498,625

Unsec. Disc. Notes (b)	0.10%	02/01/12	10,000	9,998,364

Unsec. Disc. Notes (b)	0.10%	02/03/12	10,000	9,998,222

Unsec. Disc. Notes (b)	0.13%	02/03/12	7,500	7,498,267

Unsec. Disc. Notes (b)	0.13%	02/10/12	5,000	4,998,718

Unsec. Disc. Notes (b)	0.13%	02/10/12	5,000	4,998,669

Unsec. Disc. Notes (b)	0.06%	02/22/12	5,000	4,999,308

Unsec. Disc. Notes (b)	0.07%	02/24/12	8,000	7,998,678

Unsec. Disc. Notes (b)	0.10%	03/02/12	5,000	4,998,722

Unsec. Disc. Notes (b)	0.06%	03/07/12	8,366	8,364,648

Unsec. Disc. Notes (b)	0.09%	03/23/12	15,000	14,995,762

Unsec. Disc. Notes (b)	0.09%	03/28/12	7,500	7,497,910

Unsec. Disc. Notes (b)	0.09%	04/04/12	5,000	4,998,438

See accompanying notes which are an integral part of this schedule.
          Short-Term Investments Trust

Government TaxAdvantage Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal Home Loan Bank (FHLB)—(continued)

Unsec. Disc. Notes (b)	0.09%	04/09/12	$5,000	$4,998,339

Unsec. Disc. Notes (b)	0.10%	04/09/12	5,000	4,998,285

Unsec. Disc. Notes (b)	0.10%	04/11/12	5,000	4,998,258

Unsec. Disc. Notes (b)	0.10%	04/13/12	11,150	11,146,057

				353,125,845

Total U.S. Government Sponsored Agency Securities (Cost $433,121,411)				433,121,411

U.S. Treasury Securities—17.28%(b)

U.S. Treasury Bills	0.01%	12/01/11	25,000	25,000,000

U.S. Treasury Bills	0.01%	12/08/11	25,000	24,999,973

U.S. Treasury Bills	0.01%	12/15/11	20,000	19,999,922

U.S. Treasury Bills	0.02%	12/22/11	15,000	14,999,825

U.S. Treasury Bills	0.28%	01/12/12	5,500	5,498,236

Total U.S. Treasury Securities (Cost $90,497,956)				90,497,956

TOTAL INVESTMENTS(c)—100.01% (Cost $523,619,367)				523,619,367

OTHER ASSETS LESS LIABILITIES—(0.01)%				(68,829)

NET ASSETS—100.00%				$523,550,538

Investment Abbreviations:

Disc.	— Discounted
Unsec.	— Unsecured
Notes to Schedule of Investments:
(a) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2011.
(b) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c) Also represents cost for federal income tax purposes.
See accompanying notes which are an integral part of this schedule.
          Short-Term Investments Trust

Schedule of Investments
November 30, 2011
(Unaudited)
Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations—98.04%

Arizona—1.77%

JPMorgan Chase PUTTERs (Greater Arizona Development Authority); Series 2007-2056, VRD Infrastructure RB (a)(b)(c)	0.18%	08/01/15	$7,460	$7,460,000

Maricopa County Community College District; Series 2004, Ref. Unlimited Tax GO Bonds	5.00%	07/01/12	2,780	2,857,273

Phoenix (City of) Industrial Development Authority (Lynwood Apartments); Series 1994, Ref. VRD MFH RB (LOC-FHLB of San Francisco) (a)(d)	0.14%	10/01/25	4,930	4,930,000

				15,247,273

Colorado—3.52%

Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(d)	0.25%	07/01/34	2,225	2,225,000

Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC-U.S. Bank, N.A.) (a)(d)	0.14%	11/01/28	3,100	3,100,000

Colorado (State of) Housing & Finance Authority (Winridge Apartments); Series 1998, Ref. VRD MFH RB (CEP-FNMA) (a)	0.12%	02/15/28	2,100	2,100,000

Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC-Bank of America, N.A.) (a)(d)	0.46%	03/01/17	7,100	7,100,000

EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC-U.S. Bank, N.A.) (a)(d)	0.16%	07/01/21	4,565	4,565,000

Englewood (City of) (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.12%	12/01/34	6,810	6,810,000

Meridian Ranch Metropolitan District; Series 2009, Ref. VRD Limited Tax GO Bonds (LOC-U.S. Bank, N.A.) (a)(d)	0.16%	12/01/38	2,135	2,135,000

Pueblo (County of) (El Pueblo Boys’ & Girls’ Ranch, Inc.); Series 2003, VRD Development RB (LOC-U.S. Bank, N.A.) (a)(d)	0.14%	12/01/23	2,245	2,245,000

				30,280,000

Connecticut—0.70%

Newtown (Town of); Series 2011, Unlimited Tax GO BAN	1.50%	02/22/12	6,000	6,014,393

District of Columbia—1.10%

District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC-Bank of America, N.A.) (a)(b)(d)	0.42%	01/01/29	9,497	9,497,000

Florida—2.64%

Broward (County of) Housing Finance Authority (Reflections Apartments); Series 1999, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.13%	12/01/29	6,930	6,930,000

Jacksonville (City of) Health Facilities Authority (University of Florida Jacksonville Physicians, Inc.); Series 2002, VRD RB (LOC-Bank of America, N.A.) (a)(d)	0.18%	06/01/22	2,900	2,900,000

JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB (a)(b)(c)	0.14%	04/01/17	2,275	2,275,000

Marion (County of) Housing Finance Authority (Paddock Park Apartments); Series 2002, Ref. VRD MFH RB (CEP-FNMA) (a)	0.13%	10/15/32	1,125	1,125,000

Miami-Dade (County of) Educational Facilities Authority (Carlos Albizu University); Series 2000, VRD RB (LOC-Bank of America, N.A.) (a)(d)	0.26%	12/01/25	1,900	1,900,000

Miami-Dade (County of) Industrial Development Authority (Gulliver Schools); Series 2000, VRD RB (LOC-Bank of America, N.A.) (a)(d)	0.32%	09/01/29	2,450	2,450,000

Orange (County of) Housing Finance Authority (Palm Key Apartments); Series 1997 C, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.13%	07/01/32	2,400	2,399,575

Palm Beach (County of) (Comprehensive Alcoholism Rehabilitation Programs, Inc.); Series 2000, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(d)	0.25%	04/01/20	2,725	2,725,000

				22,704,575

Georgia—4.86%

Columbia (County of) Elderly Authority Residential Care Facilities (Augusta Resource Center on Aging Inc.-Brandon Wilde Lifecare Community Center); Series 1994, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(d)	0.22%	01/01/21	5,635	5,635,000

See accompanying notes which are an integral part of this schedule.
          Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Georgia—(continued)

Forsyth (County of) Development Authority (Pinecrest Academy Inc.); Series 2000, VRD RB (LOC-Branch Banking & Trust Co.) (a)(d)	0.15%	09/01/25	$8,390	$8,390,000

Fulton County School District; Series 1991, Ref. Unlimited Tax GO Bonds	6.38%	05/01/12	1,025	1,051,272

Georgia (State of); Series 2007 E, Unlimited Tax GO Bonds	5.00%	08/01/12	1,550	1,599,030

Gwinnett (County of) Housing Authority (The Greens Apartments) Series 1995, Ref. VRD MFH RB (CEP-FNMA)(a)	0.13%	06/15/25	4,100	4,100,000

Gwinnett School District; Series 2007, Unlimited Tax GO Bonds	5.00%	02/01/12	3,500	3,528,009

Marietta (City of) Housing Authority (Ashton Place Apartments f/k/a Franklin Walk Apartments); Series 1990, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.14%	01/01/32	6,425	6,425,000

Marietta (City of) Housing Authority (Wood Knoll Apartments); Series 1994, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.12%	07/01/24	2,700	2,700,000

Roswell (City of) Housing Authority (Chambrel at Roswell); Series 2002, Ref. VRD MFH RB (CEP-FNMA) (a)	0.14%	11/15/32	3,920	3,920,000

Roswell (City of) Housing Authority (Wood Crossing Apartments); Series 1994, Ref. VRD MFH RB (CEP-FHLMC) (a) (b)	0.14%	08/01/24	3,950	3,950,000

Smyrna (City of) Housing Authority (The Gardens of Post Village); Series 1996, VRD MFH RB (CEP-FNMA) (a)	0.12%	06/01/25	500	500,000

				41,798,311

Idaho—0.59%

Idaho (State of); Series 2011, Unlimited GO TAN	2.00%	06/29/12	5,000	5,049,997

Illinois—7.02%

Chicago (City of) (Neighborhoods Alive 21 Program); Series 2002 B5, VRD Unlimited Tax GO Bonds (LOC-Northern Trust Co.) (a)(d)	0.10%	01/01/37	920	920,000

Elgin (City of) (Judson College); Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.13%	06/01/36	7,255	7,255,000

Glendale Heights (Village of) (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.14%	03/01/30	14,845	14,845,000

Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC-Northern Trust Co.) (a)(d)	0.09%	01/01/16	1,340	1,340,000

Illinois (State of) Finance Authority (James Jordan Boys & Girls Club and Family Life Center); Series 1995, VRD RB (LOC-Bank of America, N.A. & JPMorgan Chase Bank, N.A.) (a)(b)(d)	0.13%	08/01/30	4,700	4,700,000

Illinois (State of) Finance Authority (Newberry Library); Series 1988, VRD RB (LOC-Northern Trust Co.) (a)(d)	0.13%	03/01/28	1,100	1,100,000

Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 A, RB (a)	0.43%	03/01/12	5,000	5,000,000

Illinois (State of) Finance Authority (Revolving Fund Pooled Financing Program);
Series 1985 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.13%	08/01/15	3,850	3,850,000

Series 1985 D, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.13%	08/01/15	1,250	1,250,000

Illinois (State of) Finance Authority (Sinai Community Institute, Inc.); Series 1997, VRD RB (LOC-Bank of America, N.A.) (a)(b)(d)	0.40%	03/01/22	5,000	5,000,000

Illinois (State of) Finance Authority (St. Ignatius College Prep.); Series 2002, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.14%	06/01/32	1,500	1,500,000

Illinois (State of) Finance Authority (Sunshine Through Golf Foundation); Series 2004 A, VRD RB (LOC-FHLB of Chicago) (a)(d)	0.50%	11/01/24	1,220	1,220,000

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.13%	08/15/25	3,550	3,550,000

Illinois (State of) Finance Authority (West Central Illinois Educational Telecommunications Corp.); Series 2002, VRD RB (LOC-Bank of America, N.A.) (a)(d)	0.29%	09/01/32	3,130	3,130,000

Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago); Series 2001, VRD RB (LOC-BMO Harris N.A.) (a)(d)	0.13%	06/01/29	5,800	5,800,000

				60,460,000

Indiana—4.81%
Dearborn (County of) (Dearborn County Hospital); Series 2006, VRD Economic Development RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.15%	04/01/36	7,250	7,250,000

Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC-PNC Bank, N.A.) (a)(d)	0.25%	08/01/37	2,555	2,555,000

See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Indiana—(continued)

Indiana (State of) Educational Facilities Authority (Wabash College); Series 2003, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.19%	12/01/23	$3,745	$3,745,000

Indiana (State of) Finance Authority (Northside Christian Church, Inc.); Series 2007, VRD Economic Development RB (LOC-PNC Bank, N.A.) (a)(d)	0.14%	12/01/32	9,305	9,305,000

Indiana (State of) Health Facility Financing Authority (Community Hospitals); Series 1997 A, VRD Hospital RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.15%	07/01/27	6,500	6,500,000

Indiana (State of) Health Facility Financing Authority (Stone Belt Arc, Inc.); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.23%	02/01/25	2,015	2,015,000

Indianapolis (City of) (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP-FNMA) (a)	0.14%	05/15/38	10,000	10,000,000

				41,370,000

Iowa—0.36%

Des Moines (City of); Series 2010 C, Ref. Unlimited Tax GO Capital Loan Notes	5.00%	06/01/12	1,245	1,274,770

Iowa (State of) Finance Authority (Morningside College); Series 2002, VRD Private College Facility RB (LOC-U.S. Bank, N.A.) (a)(d)	0.14%	10/01/32	330	330,000

Iowa (State of) Higher Education Loan Authority, (Private Education Working Capital Loan Program — Morningside College); Series 2011 E, TRAN (LOC-U.S. Bank, N.A.) (d)	2.00%	05/18/12	1,500	1,510,335

				3,115,105

Kansas—0.41%

Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP-FNMA) (a)(b)	0.14%	03/01/31	3,500	3,500,000

Kentucky—1.98%

Warren (County of) (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.15%	06/01/30	17,000	17,000,000

Maryland—2.24%

Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC-PNC Bank, N.A.) (a)(d)	0.13%	07/01/32	5,170	5,170,000

Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC-PNC Bank, N.A.) (a)(d)	0.13%	07/01/28	2,290	2,290,000

Maryland (State of) Health & Higher Educational Facilities Authority (The Chimes, Inc.); Series 2008, VRD RB (LOC-PNC Bank, N.A.) (a)(d)	0.13%	07/01/33	5,130	5,130,000

Montgomery (County of) Housing Opportunities Commission; Series 2008 A, VRD Multiple Purpose RB (LOC-PNC Bank, N.A.) (a)(d)	0.14%	05/01/39	6,675	6,675,000

				19,265,000

Michigan—1.61%

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.11%	10/15/38	6,600	6,600,000

Michigan (State of) Housing Development Authority (Courtyards of Taylor Apartments); Series 2002 A, VRD Limited Obligation MFH RB (CEP-FNMA) (a)	0.15%	08/15/32	1,615	1,615,000

Michigan (State of) Strategic Fund (Michigan Heartland Goodwill Industries, Inc.); Series 2005, VRD Limited Obligation RB (LOC-Bank of America, N.A.) (a)(d)	0.56%	09/01/25	1,540	1,540,000

Michigan (State of) Strategic Fund (YMCA of Metropolitan Detroit); Series 2001, VRD Limited Obligation RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.14%	05/01/31	600	600,000

Saline (City of) Economic Development Corp. (Evangelical Homes of Michigan-Brecon Village); Series 1997, VRD Limited Obligation RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.13%	11/01/25	3,500	3,500,000

				13,855,000

Minnesota—1.69%

Dakota (County of) Community Development Agency (Catholic Finance Corp.-Faithful Shepherd School); Series 2002, VRD RB (LOC-U.S. Bank, N.A.) (a)(d)	0.25%	01/01/12	1,200	1,200,000

Minnesota (State of) Higher Educational Facilities Authority (Concordia University, St. Paul); Series 2007 6-Q, VRD RB (LOC-U.S. Bank, N.A.) (a)(d)	0.18%	04/01/37	5,835	5,835,000

Minnetonka (City of) (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA) (a)	0.20%	11/15/31	5,000	5,000,000

See accompanying notes which are an integral part of this schedule.
          Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Minnesota—(continued)

St. Paul (City of) Metropolitan Council; Series 2011 B, Ref. Wastewater Unlimited Tax GO Bonds	4.00%	12/01/11	$1,500	$1,500,000

Washington (County of); Series 2007 A, Capital Improvement Plan Unlimited Tax GO Bonds	4.25%	02/01/12	1,035	1,042,005

				14,577,005

Mississippi—3.93%
Mississippi (State of) Business Finance Corp. (Petal Gas Storage, LLC); Series 2007, VRD Gulf Opportunity Zone IDR (LOC-Deutsche Bank AG) (a)(d)(e)	0.26%	08/01/34	19,000	19,000,000

Mississippi (State of) Business Finance Corp. (Renaissance at Colony Park, LLC); Series 2009 C, Ref. VRD RB (LOC—FHLB of Dallas)(a)	0.14%	05/01/35	5,365	5,365,000

Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.14%	10/01/33	9,500	9,500,000

				33,865,000

Missouri—4.69%
Independence (City of) Industrial Development Authority (The Groves & Graceland College Nursing Arts Center); Series 1997 A, VRD IDR (LOC-Bank of America, N.A.) (a)(d)	0.42%	11/01/27	1,760	1,760,000

Kansas City (City of) Industrial Development Authority (Plaza Manor Nursing Home); Series 2004, Ref. VRD RB (LOC-FHLB of Des Moines) (a)(d)	0.14%	11/01/21	1,805	1,805,000

Missouri (State of) Health & Educational Facilities Authority (Academie Lafayette); Series 2003, VRD RB (LOC-Bank of America, N.A.) (a)(d)	0.42%	02/01/28	1,595	1,595,000

Missouri (State of) Health & Educational Facilities Authority (St. John Vianney High School); Series 2005, VRD RB (LOC-Bank of America, N.A.) (a)(d)	0.32%	04/01/30	2,000	2,000,000

St. Charles (County of) Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD IDR (LOC-Wells Fargo Bank, N.A.) (a)(d)	0.17%	12/01/27	14,500	14,500,000

St. Charles (County of) Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP-FNMA) (a)	0.14%	04/15/27	5,600	5,600,000

St. Louis (County of) Industrial Development Authority (Schnuck Markets, Inc.-Kirkwood); Series 1985, VRD IDR (LOC-U.S. Bank, N.A.) (a) (b)(d)	0.14%	12/01/15	3,950	3,950,000

St. Louis (County of) Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP-FNMA) (a)	0.14%	04/15/27	9,170	9,170,000

				40,380,000

Nevada—0.81%
Clark (County of) (Southwest Gas Corp.); Series 2009 A, VRD IDR (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.11%	12/01/39	7,000	7,000,000

New Hampshire—0.37%
New Hampshire (State of) Business Finance Authority (Foundation for Seacoast Health); Series 1998 A, VRD RB (LOC-Bank of America, N.A.) (a)(d)	0.25%	06/01/28	3,200	3,200,000

New Mexico—0.28%
New Mexico (State of); Series 2010 D, Ref. Severance Tax RB	3.00%	07/01/12	2,400	2,438,631

North Carolina—2.80%
Cary (Town of); Series 2009 A, Public Improvement Unlimited Tax GO Bonds	3.00%	06/01/12	2,175	2,205,194

North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(d)	0.12%	09/01/27	360	360,000

North Carolina (State of) Capital Facilities Finance Agency (The YMCA of Greater Charlotte); Series 2007 B, VRD Recreational Facilities RB (LOC-Wells Fargo Bank, N.A.) (a)(d)	0.13%	04/01/29	6,000	6,000,000

North Carolina (State of) Medical Care Commission (Cornelia Nixon Davis Nursing Home, Inc.); Series 2003, VRD Health Care Facilities RB (LOC-Wells Fargo Bank, N.A.) (a)(d)	0.25%	02/01/28	4,760	4,760,000

North Carolina (State of) Medical Care Commission (University Health Systems of Eastern Carolina); Series 2008 B-2, Ref. VRD Health Care Facilities RB (LOC-Branch Banking & Trust Co.) (a)(d)	0.12%	12/01/36	9,700	9,700,000

North Carolina (State of); Series 2003, Highway Unlimited Tax GO Bonds	5.00%	05/01/12	1,080	1,101,639

				24,126,833

See accompanying notes which are an integral part of this schedule.
          Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Ohio—4.97%

Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC-PNC Bank, N.A.) (a)(d)	0.14%	11/01/40	$3,000	$3,000,000

Columbus (City of) Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC-U.S. Bank, N.A.) (a)(d)	0.14%	03/01/34	8,900	8,900,000

Lake (County of) (Lake Hospital System, Inc.); Series 2002, VRD Hospital Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.20%	12/01/32	14,960	14,960,000

Montgomery (County of) (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC-U.S. Bank, N.A.) (a)(d)	0.12%	05/01/26	4,450	4,450,000

Ohio (State of) (Logistics & Distribution Program); Series 2011 A, Development Assistance BAN	0.35%	06/01/12	1,500	1,500,000

Richland (County of) (Wesleyan Senior Living Obligated Group); Series 2004 A, Ref. VRD Health Care Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.15%	11/01/27	10,000	10,000,000

				42,810,000

Pennsylvania—6.95%

Allegheny (County of) Hospital Development Authority (The Children’s Home of Pittsburgh); Series 2006 B, VRD RB (LOC-PNC Bank, N.A.) (a)(d)	0.14%	06/01/35	8,080	8,080,000

Allegheny (County of) Hospital Development Authority (University of Pittsburgh Medical Center); Series 2010 B1, VRD RB (LOC-Deutsche Bank AG) (a)(d)(e)	0.14%	05/15/37	6,000	6,000,000

Erie (City of) Higher Education Building Authority (Mercyhurst College); Series 2003, VRD RB (LOC-PNC Bank, N.A.) (a)(d)	0.14%	11/01/23	4,000	4,000,000

Fayette (County of) Hospital Authority (Mt. Macrina Manor); Series 2002, Ref. VRD Sr. Health & Housing Facilities RB (LOC-PNC Bank, N.A.) (a)(d)	0.18%	09/01/18	2,570	2,570,000

Geisinger Authority (Geisinger Health System); Series 2005 C, VRD RB (a)	0.07%	08/01/28	500	500,000

Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC-PNC Bank, N.A.) (a)(d)	0.14%	10/15/25	7,680	7,680,000

Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC-PNC Bank, N.A.) (a)(d)	0.14%	09/01/28	7,815	7,815,000

Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC-Lloyds TSB Bank PLC) (a)(d)(e)	0.13%	07/01/38	1,873	1,873,000

Pennsylvania (State of) Economic Development Financing Authority (Moosic Realty Partners, L.P.); Series 2010 A-1, VRD RB (LOC-PNC Bank, N.A.) (a)(d)	0.17%	04/01/20	1,900	1,900,000

Pennsylvania (State of) Economic Development Financing Authority (Pennsylvania Treasury Department Hospital Enhancement Loan Program-Meadville Medical Center); Series 2006 A3, VRD RB (LOC-PNC Bank, N.A.) (a)(d)	0.14%	06/01/21	7,475	7,475,000

Westmoreland (County of) Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC-PNC Bank, N.A.) (a)(d)	0.14%	07/01/27	11,920	11,920,000

				59,813,000

Tennessee—1.03%

Chattanooga (City of) Industrial Development Board (Hunter Museum of American Art); Series 2004, VRD RB (LOC-Bank of America, N.A.) (a)(d)	0.51%	04/01/24	1,100	1,100,000

Jackson (City of) Health, Educational & Housing Facility Board (Post House Jackson Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA) (a)	0.13%	05/15/31	1,375	1,375,000

Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Alive Hospice, Inc.); Series 1999, VRD RB (LOC-Bank of America, N.A.) (a)(b)(d)	1.47%	08/01/19	520	520,000

Nashville (City of) & Davidson (County of) Metropolitan Government Industrial Development Board (Hickory Trace Apartments); Series 2003, Ref. VRD MFH RB (CEP- FHLMC) (a)	0.14%	03/01/33	4,750	4,750,000

Nashville (City of) & Davidson (County of) Metropolitan Government; Series 2011 A, Electric System RB	1.50%	05/15/12	1,110	1,116,418

				8,861,418

Texas—15.74%

Arlington (City of); Series 2011, Municipal Drainage Utility System RB	3.00%	06/01/12	1,280	1,297,732

Arlington Independent School District; Series 2011 A, School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	3.00%	02/15/12	3,225	3,242,641

See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas—(continued)

Houston (City of);
Series 2009 H-2, Commercial Paper GO Notes	0.17%	12/13/11	$9,500	$9,500,000

Series 2009 H-2, Commercial Paper GO Notes	0.19%	12/05/11	12,800	12,800,000

Series 2009 H-2, Commercial Paper GO Notes	0.19%	01/18/12	7,000	7,000,000

Houston Independent School District; Series 2009, Ref. Limited Tax GO Bonds	4.00%	02/15/12	1,000	1,007,244

Kendall (County of) Health Facilities Development Corp. (Morningside Ministries); Series 2008 A, VRD Health Care RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.14%	01/01/41	19,500	19,500,000

Mesquite Independent School District; Series 2005 A, Ref. Unlimited Tax School Building GO Bonds (CEP-Texas Permanent School Fund)	5.00%	08/15/12	3,325	3,436,708

Metropolitan Higher Education Authority, Inc. (University of Dallas); Series 1999, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.14%	05/01/19	9,100	9,100,000

Pharr-San Juan-Alamo Independent School District; Series 2006, Ref. School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/01/12	1,025	1,033,057

Plano Independent School District; Series 2004, Ref. Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/12	2,700	2,726,735

Richardson Independent School District; Series 2002, School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	3.80%	02/15/12	1,000	1,007,314

San Antonio (City of) Education Facilities Corp. (University of the Incarnate Word);
Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.15%	12/01/27	12,560	12,560,000

Series 2008, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.15%	12/01/28	21,870	21,870,000

San Antonio (City of); Series 2011, Combination Tax & Revenue Limited Tax Ctfs. of Obligation	2.00%	08/01/12	1,665	1,684,596

San Gabriel (City of) Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.13%	04/01/26	4,540	4,540,000

Spring Independent School District; Series 2011, Ref. Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	2.00%	08/15/12	1,600	1,619,683

Tarrant (County of) Housing Finance Corp. (Sierra Springs Apartments); Series 1999, Ref. VRD MFH RB (CEP-FNMA) (a)	0.16%	02/15/27	7,760	7,760,000

Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (LOC-Bank of America, N.A.) (a)(d)	0.19%	05/01/42	9,000	9,000,000

Texas A&M University System Board of Regents (Health Science Center); Series 2006, Permanent University Fund RB	4.50%	07/01/12	1,130	1,157,838

Texas A&M University System Board of Regents; Series 2011 A, Financing System RB	3.00%	05/15/12	1,300	1,316,207

Travis (County of); Series 2011, Limited Tax Ctfs. of Obligation	3.00%	03/01/12	2,300	2,314,979

				135,474,734

Utah—1.06%

Duchesne School District Municipal Building Authority; Series 2005, VRD Lease RB (LOC-U.S. Bank, N.A.) (a)(d)	0.25%	06/01/21	2,700	2,700,000

Nebo School District; Series 2011, School Building Unlimited Tax GO Bonds (CEP-Utah School Bond Guaranty Program)	2.00%	07/01/12	3,300	3,333,347

Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP-FHLMC) (a)	0.19%	04/01/42	3,125	3,125,000

				9,158,347

Virginia—5.81%
Albemarle (County of) Economic Development Authority (Martha Jefferson Hospital); Series 2008 A, VRD Hospital RB (LOC-Branch Banking & Trust Co.) (a)(d)	0.13%	10/01/48	4,000	4,000,000

Alexandria (City of) Industrial Development Authority (Goodwin House); Series 2005, Ref. VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(d)	0.10%	10/01/35	17,450	17,450,000

Norfolk (City of) Redevelopment & Housing Authority (E2F Student Housing I, LLC); Series 2005, VRD RB (LOC-Bank of America, N.A.) (a)(d)	0.18%	07/01/34	9,005	9,005,000

Orange (County of) Industrial Development Authority (Montpelier Foundation); Series 2004, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(d)	0.25%	12/01/34	1,570	1,570,000

Richmond (City of); Series 2006, GO Commercial Paper BAN	0.17%	12/07/11	17,000	17,000,000

Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, LLC); Series 1999, Ref. VRD MFH RB (CEP- FHLMC) (a)	0.18%	12/01/19	990	990,000

				50,015,000

See accompanying notes which are an integral part of this schedule.
     Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Washington—7.34%

King (County of);
Series 2011 A, Limited Tax GO BAN	2.75%	03/01/12	$7,000	$7,041,082

Series 2011 B, Limited Tax GO BAN	3.00%	06/13/12	8,500	8,623,265

Lake Tapps Parkway Properties; Series 1999 B, VRD Special RB (LOC-U.S. Bank, N.A.) (a)(d)	0.17%	12/01/19	4,700	4,700,000

Seattle School District No. 1;
Series 2007 A, Limited Tax GO Bonds (CEP-Washington State School District Enhancement Program)	4.25%	12/01/11	1,000	1,000,000

Series 2007 A, Limited Tax GO Bonds (CEP-Washington State School District Enhancement Program)	5.00%	06/01/12	1,500	1,535,880

Washington (State of) Housing Finance Commission (Gonzaga Preparatory School, Inc.); Series 2003, VRD Non-Profit RB (LOC-Bank of America, N.A.) (a)(d)	0.32%	09/01/33	3,385	3,385,000

Washington (State of) Housing Finance Commission (Olympic Heights Apartments); Series 2002, Ref. VRD MFH RB (CEP-FNMA) (a)	0.20%	09/15/20	5,165	5,165,000

Washington (State of) Housing Finance Commission (Panorama); Series 2008, VRD Non-Profit RB (LOC-Wells Fargo Bank, N.A.) (a)(d)	0.15%	04/01/43	28,000	28,000,000

Washington (State of) Housing Finance Commission (Riverview Retirement Community); Series 1997, VRD Elderly Housing RB (LOC-U.S.Bank, N.A.) (a)(d)	0.14%	07/01/22	1,515	1,515,000

Washington (State of) Housing Finance Commission (YMCA of Columbia-Willamette); Series 1999, VRD Non-Profit RB (LOC-U.S. Bank,N.A.) (a)(d)	0.25%	08/01/24	2,250	2,250,000

				63,215,227

West Virginia—0.81%

West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC-Branch Banking & Trust Co.) (a)(d)	0.15%	01/01/34	7,000	7,000,000

Wisconsin—5.16%

Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC-FHLB of Chicago) (a)(d)	0.14%	10/01/42	5,300	5,300,000

Milwaukee (City of); Series 2005 V-8, VRD Corporate Purpose Unlimited Tax GO Bonds (a)	0.10%	02/01/25	10,500	10,500,000

Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.15%	06/01/37	5,200	5,200,000

Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 1999, VRD RB (LOC-U.S. Bank, N.A.) (a)(b)(d)	0.59%	07/01/14	1,070	1,070,000

Wisconsin (State of) Health & Educational Facilities Authority (Three Pillars Senior Living Communities); Series 2004 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.25%	08/15/34	2,000	2,000,000

Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(d)	0.14%	05/01/30	19,300	19,300,000

Wisconsin (State of); Series 2008 C, Unlimited Tax GO Bonds	5.00%	05/01/12	1,000	1,019,957

				44,389,957

Wyoming—0.99%

Gillette (City of), Wyoming (PacifiCorp); Series 1988, Ref. VRD PCR (LOC-Barclays Bank PLC) (a)(d)(e)	0.11%	01/01/18	6,415	6,415,000

Lincoln (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC-Wells Fargo Bank, N.A.) (a)(d)	0.11%	11/01/24	2,060	2,060,000

				8,475,000

TOTAL INVESTMENTS(f)(g)—98.04% (Cost $843,956,806)				843,956,806

OTHER ASSETS LESS LIABILITIES—1.96%				16,878,057

NET ASSETS—100.00%				$860,834,863

See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio
Investment Abbreviations:

BAN	— Bond Anticipation Notes
CEP	— Credit Enhancement Provider
Ctfs.	— Certificates
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GO	— General Obligation
IDR	— Industrial Development Revenue Bonds
LOC	— Letter of Credit
MFH	— Multi-Family Housing
PCR	— Pollution Control Revenue Bonds
PUTTERs	— Putable Tax-Exempt Receipts
RB	— Revenue Bonds
Ref.	— Refunding
Sr.	— Senior
TAN	— Tax Anticipation Notes
TRAN	— Tax and Revenue Anticipation Notes
VRD	— Variable Rate Demand
Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2011.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2011 was $41,922,000, which represented 4.87% of the Fund’s Net Assets.
(c)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: other countries less than 5% each: 3.9%.
(f)	Also represents cost for federal income tax purposes.
(g)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
|
JPMorgan Chase Bank, N.A.	24.0%

PNC Bank, N.A.	10.1

Wells Fargo Bank, N.A.	10.1

Bank of America, N.A.	8.0

Federal National Mortgage Association	7.2

Federal Home Loan Mortgage Corp.	6.3

U.S. Bank, N.A.	6.0

See accompanying notes which are an integral part of this schedule.
Short-Term Investments Trust

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
     Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
     The Funds may periodically participate in litigation related to Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
     The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
     The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
     The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Short-Term Investments Trust

D. Other Risks — (continued)
     Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
E.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund’s investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of November 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the three months ended November 30, 2011, there were no significant transfers between investment levels.

	Short-term Investments
Fund Name	Level 1	Level 2	Level 3	Total

Liquid Assets Portfolio	$—	$17,982,770,760	$—	$17,982,770,760

STIC Prime Portfolio	—	2,993,461,333	—	2,993,461,333

Treasury Portfolio	—	17,279,837,365	—	17,279,837,365

Government & Agency Portfolio	—	8,645,623,561	—	8,645,623,561

Government TaxAdvantage Portfolio	—	523,619,367	—	523,619,367

Tax-Free Cash Reserve Portfolio	—	843,956,806	—	843,956,806

Short-Term Investments Trust

Item 2. Controls and Procedures.
(a)	As of December 15, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of December 15, 2011, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Short-Term Investments Trust

By:	/s/ Karen Dunn Kelley
Karen Dunn Kelley
Principal Executive Officer

Date: January 27, 2012
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Karen Dunn Kelley
Karen Dunn Kelley Principal Executive Officer

Date: January 27, 2012

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: January 27, 2012

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.